As filed with the Securities and Exchange Commission
                              on February 10, 2000
                      Registration No. 333-89661; 811-09645

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                         Post-Effective Amendment No. 1                      [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]

                                 Amendment No. 2                             [X]

                        (Check appropriate box or boxes)
                             -----------------------
                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
     Robert M. Kurucza, Esq.                            Carl Frischling, Esq.
     Marco E. Adelfio, Esq.                             Kramer, Levin, Naftalis
     Morrison & Foerster LLP                                & Frankel
     2000 Pennsylvania Ave., N.W.                       919 3rd Avenue
     Suite 5500                                         New York, New York 10022
     Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

      [ ]     Immediately upon filing pursuant           [ ]     on (date)  pursuant
              to Rule 485(b), or                                 to Rule 485(b), or
      [ ]     60 days after filing pursuant              [ ]     on (date) pursuant
              to Rule 485(a), or                                 to Rule 485(a).
      [X]     75 days after filing pursuant to           [ ]     on (date) pursuant to
              paragraph (a)(2)                                   paragraph(a)(2) of Rule 485

If appropriate, check the following box:
      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

      This Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (the "Registration Statement") of Nations Funds Trust (the "Trust") is being filed in order to register Primary A and Investor A, B and C shares of a new series, called Nations Marsico 21st Century Fund, to the Trust.

                               NATIONS FUNDS TRUST
                              CROSS REFERENCE SHEET



Part A
Item No.                                                               Prospectus
---------                                                              ------------
  1.   Front and Back Cover Pages ................................     Front and Back Cover Pages

  2.   Risk/Return Summary: Investments, Risks
       and Performance.............................................    About this Prospectus

  3.   Risk/Return Summary: Fee Tables..........................       About the Funds; Financial Highlights

  4.   Investment Objectives, Principal
       Investment Strategies, and Related Risks....................    About the Funds; Other Important
                                                                       Information

  5.   Management's Discussion of Fund
       Performance.................................................    About the Funds

  6.   Management, Organization, and
       Capital Structure...........................................    What's Inside; About the Funds;
                                                                       How the Funds Are Managed;
                                                                       About your Investment

  7.   Shareholder Information.....................................    About the Funds; About your
                                                                       Investment

  8.   Distribution Arrangements...................................    Information for Investors

  9.   Financial Highlights Information............................    Financial Highlights; About the Funds



Part B
Item No.
--------
10.   Cover Page and Table of Contents............................     Cover Page and Table of Contents

11.   Fund History................................................     Introduction

12.   Description of the Fund and Its
      Investments and Risks.......................................     Additional Information on Portfolio
                                                                       Investments


13.   Management of the Funds.....................................     Trustees And Officers; Investment
                                                                       Advisory, Administration, Custody Transfer
                                                                       Agency, Shareholder Servicing and
                                                                       Distribution Agreements
14.   Control Persons and Principal
      Holders of Securities.......................................     Not Applicable

15.   Investment Advisory and Other Services......................     Investment Advisory,
                                                                       Administration, Custody, Transfer Agency,
                                                                       Shareholder Servicing And Distribution
                                                                       Agreements

16.   Brokerage Allocation and Other Practices....................     Portfolio Transactions and
                                                                       Brokerage--General Brokerage Policy

17.   Capital Stock and Other
      Securities..................................................     Description Of Shares;
                                                                       Investment Advisory, Administration,
                                                                       Custody, Transfer Custody, Transfer
                                                                       Agency, Shareholder Servicing And
                                                                       Distribution Agreements

18.   Purchase, Redemption and Pricing
      of Shares...................................................     Net Asset Value -- Purchases
                                                                       And Redemptions; Distributor

19.   Taxation of the Fund........................................     Additional Information Concerning
                                                                       Taxes

20.   Underwriters................................................     Investment Advisory,
                                                                       Administration Custody, Transfer Agency
                                                                       Shareholder Servicing And Distribution
                                                                       Agreements; Distributor

21.   Calculation of Performance Data.............................     Additional Information on
                                                                       Performance

22.   Financial Statements........................................     Independent Accountant and
                                                                       Reports

Part C
Item No.                          Other Information
--------                          -----------------
                                  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document

[GRAPHIC OMITTED]



EQUITY FUND
PROSPECTUS  --  INVESTOR A, B AND C SHARES

MARCH 31, 2000

Equity Fund
NATIONS MARSICO 21ST CENTURY FUND

  THE SECURITIES AND
  EXCHANGE COMMISSION
(SEC) HAS NOT APPROVED OR
   DISAPPROVED THESE
SECURITIES OR DETERMINED
 IF THIS PROSPECTUS IS
TRUTHFUL OR COMPLETE. ANY
 REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
       OFFENSE.

    NOT FDIC
    INSURED

 MAY LOSE VALUE
NO BANK GUARANTEE

NATIONS FUNDS [LOGO]

AN OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


             TERMS USED IN THIS PROSPECTUS

             IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.


[GRAPHIC OMITTED]


               YOU'LL FIND TERMS USED IN
               THIS PROSPECTUS ON PAGE 35.


             YOUR INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N. A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.


             AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUND.

 This booklet, which is called a prospectus, tells you about one of the Nations Funds Equity Funds, Nations Marsico 21st Century Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.


 ABOUT THE FUND
 Nations Marsico 21st Century Fund invests primarily in equity securities of U.S. companies.


 Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. There's always a risk that you'll lose money or you may not earn as much as you expect.


 IS THIS FUND RIGHT FOR YOU?
 When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.


 Nations Marsico 21st Century Fund focuses on long-term growth. It may be suitable for you if:

  o    you have longer-term investment goals

  o    it's part of a balanced portfolio

  o you want to try to hedge your portfolio against a loss of buying power that inflation can cause over time


     It may not be suitable for you if:

  o you're not prepared to accept or are unable to bear the risks associated with equity securities

  o    you have short-term investment goals

  o    you're looking for a regular stream of income


 You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.


 FOR MORE INFORMATION
 If you have any questions about the Fund, please call us at 1.800.321.7854 or contact your investment professional.


 You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


             BANC OF AMERICA ADVISORS, INC.


             BANC OF AMERICA ADVISORS, INC. (BAAI) IS THE INVESTMENT ADVISER TO THE FUND. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER, WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC OMITTED]

               YOU'LL FIND MORE ABOUT
               BAAI AND THE SUB-ADVISER
               STARTING ON PAGE 8.


[GRAPHIC OMITTED]


About the Fund
Equity Fund
NATIONS MARSICO 21ST CENTURY FUND                         4
Sub-adviser: Marsico Capital Management, LLC
----------------------------------------------
OTHER IMPORTANT INFORMATION                               8
----------------------------------------------
HOW THE FUND IS MANAGED                                   9
[GRAPHIC OMITTED]




About your investment
INFORMATION FOR INVESTORS
  Choosing a share class                                 11
  Buying, selling and exchanging shares                  21
  How selling and servicing agents are paid              29
  Distributions and taxes                                31
----------------------------------------------
TERMS USED IN THIS PROSPECTUS                            33
----------------------------------------------
WHERE TO FIND MORE INFORMATION                   BACK COVER

ABOUT THE EQUITY FUND
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


             ABOUT THE SUB-ADVISER

             MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS THIS FUND'S SUB-ADVISER. JAMES A. HILLARY IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.



[GRAPHIC OMITTED]

             WHAT IS A MULTI-CAP FUND?

             A MULTI-CAP FUND INVESTS IN COMPANIES ACROSS THE CAPITALIZATION SPECTRUM - SMALL, MID AND LARGE COMPANIES. AS A MULTI-CAP FUND, THIS FUND MAY INVEST IN LARGE, ESTABLISHED AND WELL-KNOWN U.S. AND FOREIGN COMPANIES, AS WELL AS SMALL, NEW AND RELATIVELY UNKNOWN COMPANIES THAT ARE BELIEVED TO HAVE THE POTENTIAL TO GROW SIGNIFICANTLY.

     Nations Marsico 21st Century Fund

[GRAPHIC OMITTED]

        INVESTMENT OBJECTIVE

        This Fund seeks long-term growth of capital.


[GRAPHIC OMITTED]

        PRINCIPAL INVESTMENT STRATEGIES

        The Fund invests primarily in EQUITY SECURITIES of companies of any size. The Fund may invest without limit in FOREIGN SECURITIES.


 The Fund also may invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.


 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

  o products, markets or technologies in flux that can result in extraordinary growth

  o strong brand franchises that can take advantage of a changing global environment

  o global reach that allows the company to generate sales and earnings both in the United States and abroad. This can give the company added growth potential and also means the company may be less affected by changes in local markets

  o movement with, not against, the major social, economic and cultural shifts taking place in the world


 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition.

 The process also includes a "bottom-up" analysis of a company's financial situation, as well as individual company characteristics like commitment to research, market franchise and quality of management.

 Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

[GRAPHIC OMITTED]

               YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND STARTING ON PAGE 7 AND IN THE SAI.


[GRAPHIC OMITTED]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Marsico 21st Century Fund has the following risks:

  o INVESTMENT STRATEGY RISK - There is a risk that the value of the Fund's investments will not rise as high as Marsico Capital expects, or will fall.

  o STOCK MARKET RISK - The value of any stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. As of the date of this prospectus, the stock markets, as measured by the S&P 500 and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.

  o SMALL COMPANY RISK - Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry higher risk.

  o FOREIGN INVESTMENT RISK - Because the Fund may invest without limitation in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, the implementation of the Euro, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Withholding taxes also may apply to some foreign investments.

  o CHANGING TO A FEEDER FUND - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal investment risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       This Fund may become a feeder fund if the Board of Trustees decides this would be in the best interests of shareholders. Management currently intends to propose that the Fund change to a feeder fund within the next year, but only if other feeder funds are likely to also invest in the master portfolio. We don't require shareholder approval to make the change, but we'll notify you if it happens.

       Other mutual funds and eligible investors can buy shares in a master portfolio. All investors in a master portfolio would invest under the same terms and conditions as the Fund and pay a proportionate share of the master portfolio's expenses. Other feeder funds that invest in a master portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from a master portfolio if it believes it's in the best interests of the Fund to do so (for example if a master portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.



[GRAPHIC OMITTED]


        A LOOK AT THE FUND'S PERFORMANCE

        Because the Fund commenced operations on March , 2000 and has not been in operation for a full calendar year, no risk/return bar chart or table is included in the prospectus.


[GRAPHIC OMITTED]

       THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.


[GRAPHIC OMITTED]


        WHAT IT COSTS TO INVEST IN THE FUND

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES                                  Investor A    Investor B    Investor C
(Fees paid directly from your investment)           Shares        Shares        Shares
        Maximum sales charge (load)
        imposed on purchases, as a %
        of offering price                           5.75%        none          none
        Maximum deferred sales charge,
        as a % of net asset value                   none(1)      5.00%(2)      1.00%(3)
        Redemption fee, as a %
        of the amount sold                          none         none          none
        ANNUAL FUND OPERATING EXPENSES
        (Expenses that are deducted from the Fund's assets)
        Management fees                          0.75%          0.75%          0.75%
        Distribution (12b-1) and shareholder
        servicing fees                           0.25%          1.00%          1.00%
        Other expenses(4)                        0.45%          0.45%          0.45%
                                                 -----         --------      --------
        Total annual Fund operating expenses     1.45%          2.20%          2.20%
                                                 =====         ========      ========

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.


      (2)This charge decreases over time. Please see page   for details.


      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page for details.


      (4)Other expenses are based on estimates for the current fiscal year.

[GRAPHIC OMITTED]


             THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

  o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

  o    you reinvest all dividends and distributions in the Fund

  o    your investment has a 5% return each year

  o    the Fund's operating expenses remain the same as shown in the table above


        Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                              1 year     3 years
  Investor A Shares           $714       $1,008
  Investor B Shares           $712       $1,155
  Investor C Shares           $321       $  781

        If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:


                              1 year     3 years
  Investor B Shares           $223       $688
  Investor C Shares           $223       $688

[GRAPHIC OMITTED]


         Other important information

 You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

     o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

     o HOLDING OTHER KINDS OF INVESTMENTS - The Fund may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The portfolio manager can also choose not to invest in specific securities described in this prospectus and in the SAI.

     o INVESTING DEFENSIVELY - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

     o PORTFOLIO TURNOVER - The Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term CAPITAL GAINS to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. The annual portfolio turnover rate for Nations
           Marsico 21st Century Fund is expected to be no more than      %.

     o YEAR 2000 READINESS - The Fund's primary service providers have confirmed that they have not experienced any notable year 2000 issues. There is no guarantee, however, that their computer systems will not encounter any year 2000 issues as the year progresses. If a year 2000 issue does arise, there could be a negative effect on portfolio operations. The Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues.

[GRAPHIC OMITTED]

         How the Fund is managed



[GRAPHIC OMITTED]

             BANC OF AMERICA ADVISORS, INC.
             ONE BANK OF AMERICA PLAZA
             CHARLOTTE, NORTH CAROLINA 28255

 INVESTMENT ADVISER
 BAAI is the investment adviser to over 60 mutual fund portfolios in the Nations Funds family, including the Fixed Income Fund described in this prospectus.


 BAAI is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation. The Fund pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of the Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services it provides to the Fund.


 The following chart shows the maximum advisory fee BAAI can receive:


 ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                         Maximum
                                         advisory
                                           fee
  Nations Marsico 21st Century Fund     0.75%

 INVESTMENT SUB-ADVISER
 Nations Funds and BAAI have engaged an investment sub-adviser to provide day-to-day portfolio management for the Fund. This sub-adviser functions under the supervision of BAAI and the Boards of Trustees of Nations Funds.


[GRAPHIC OMITTED]

             MARSICO CAPITAL
             MANAGEMENT, LLC
             1200 17TH STREET
             SUITE 1300
             DENVER, COLORADO 80202

 MARSICO CAPITAL MANAGEMENT, LLC
 Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. It is a registered investment adviser, specializing in large capitalization stocks, and currently has $6.5 billion in assets under management.

 Marsico Management Holdings, LLC, a wholly-owned subsidiary of Bank of America Corporation, indirectly owns 50% of the equity of Marsico Capital.

 Marsico Capital is the investment sub-adviser to Nations Marsico 21st Century Fund.

 JAMES A. HILLARY is the portfolio manager of Nations Marsico 21st Century Fund. Mr. Hillary has eleven years of experience as a securities analyst and portfolio manager and is a founding member of Marsico Capital Management. Prior to joining Marsico Capital in 1997, Mr. Hillary was a portfolio manager at W.H. Reaves, a New Jersey-based money management firm. He holds a bachelor's degree from Rutgers University and a law degree from Fordham University. Mr. Hillary is also a certified public accountant.


[GRAPHIC OMITTED]

             STEPHENS INC.
             111 CENTER STREET
             LITTLE ROCK, ARKANSAS 72201

 OTHER SERVICE PROVIDERS
 The Fund is distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

 BAAI is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BAAI and Stephens a combined fee of 0.23% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.


[GRAPHIC OMITTED]

             PFPC INC.
             400 BELLEVUE PARKWAY
             WILMINGTON, DELAWARE 19809

 PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

             WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. SELLING AGENT OR SERVICING AGENT (SOMETIMES REFERRED TO AS A SELLING AGENT) MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.


[GRAPHIC OMITTED]

               FOR MORE INFORMATION ABOUT HOW TO CHOOSE A SHARE CLASS, CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL US AT 1.800.321.7854.


[GRAPHIC OMITTED]

               BEFORE YOU INVEST, PLEASE NOTE THAT OVER TIME, DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES WILL INCREASE THE COST OF YOUR INVESTMENT, AND MAY COST YOU MORE THAN ANY SALES CHARGES YOU MAY PAY. FOR MORE INFORMATION, SEE HOW SELLING AND SERVICING AGENTS ARE PAID.


[GRAPHIC OMITTED]

         Choosing a share class

 Before you can invest in the Fund, you'll need to choose a share class. There are three classes of shares for the Fund offered by this prospectus.


 Each class has its own sales charges and fees. The table below compares the charges and fees of the share classes.


                                   Investor A                 Investor B             Investor C
                                     Shares                     Shares                 Shares
  Maximum amount                    no limit                  $250,000               no limit
  you can buy
  Maximum front-end                   5.75%                     none                   none
  sales charge
  Maximum deferred                    none(1)                   5.00%(2)               1.00%(3)
  sales charge
  Redemption fee                      none(4)                   none                   none
  Maximum annual               0.25% distribution        0.75% distribution     0.75% distribution
  distribution                  (12b-1)/service               (12b-1) fee            (12b-1) fee
  and shareholder                     fee                 0.25% service fee      0.25% service fee
  servicing fees
  Conversion feature                 none                       yes                    none

(1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.

(2)This charge decreases over time. Please see page   for details.

(3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page for details.

(4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares of certain Funds between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page for details.


 The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

 The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge. You should think about these things carefully before you invest.

 Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Fund, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

 Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Fund. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in ABOUT INVESTOR B SHARES.


[GRAPHIC OMITTED]


             THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.


             THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.


[GRAPHIC OMITTED]

        ABOUT INVESTOR A SHARES

        There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.


        FRONT-END SALES CHARGE
        You'll pay a front-end sales charge when you buy Investor A Shares, unless:

        o you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE

        o    you're reinvesting distributions


        The sales charge you'll pay depends on the amount you're investing -- the larger the investment, the smaller the sales charge.

                               Nations Marsico 21st Century Fund
                                                                           Amount retained
  Amount you bought             Sales charge          Sales charge        by selling agents
                                as a % of the        as a % of the        as a % of the
                               offering price       net asset value       offering price
                                  per share            per share          per share
$               0-$49,999      5.75%                6.10%                 5.00%
$          50,000-$99,999      4.50%                4.71%                 3.75%
$        100,000-$249,999      3.50%                3.63%                 2.75%
$        250,000-$499,999      2.50%                2.56%                 2.00%
$        500,000-$999,999      2.00%                2.04%                 1.75%
  $1,000,000 or more           0.00%                0.00%                 1.00%(1)

      (1)1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

        CONTINGENT DEFERRED SALES CHARGE
        If you own or buy $1,000,000 or more of Investor A Shares, there are two situations when you'll pay a CDSC:

        o    If you bought your shares before August 1, 1999, and you sell them:

             o  during the first year you own them, you'll pay a CDSC of 1.00%

             o  during the second year you own them, you'll pay a CDSC of 0.50%

        o If you buy your shares on or after August 1, 1999 and sell them within 18 months of buying them, you'll pay a CDSC of 1.00%.


        The CDSC is calculated from the day your purchase is accepted (the TRADE
        DATE). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.


        You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.


        REDEMPTION FEE
        There are two situations when we'll charge a 1% redemption fee on the sale of Investor A Shares:

     o if you bought $1,000,000 or more Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them
     o if an employee benefit plan made its initial investment in Investor A Shares between July 31, 1997 and November 15, 1998 and sold those shares within 18 months of buying them because the plan sold all of its Nations Funds holdings


        The fee is deducted from the amount sold and is paid to the Fund. The Fund can reduce or cancel the fee at any time.


[GRAPHIC OMITTED]


        ABOUT INVESTOR B SHARES

        You can buy up to $250,000 of Investor B Shares at a time. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.


        CONTINGENT DEFERRED SALES CHARGE
        You'll pay a CDSC when you sell your Investor B Shares, unless:

        o you bought the shares on or after January 1, 1996 and before August 1, 1997

        o    you received the shares from reinvested distributions

        o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page 19


        The CDSC you pay depends on the Fund you bought, when you bought your shares, how much you bought in some cases, and how long you held them.

                                    Nations Marsico 21st Century Fund
If you sell your shares
during the following year:                                  You'll pay a CDSC of:
----------------------------------  ----------------------------------------------------------------------
                                                                                                Shares
                                                                                                  you
                                                                                                bought      Shares
                                       Shares                                                 on or after    you
                                     you bought           Shares you bought between            1/1/1996     bought
                                        after              8/1/1997 and 11/15/1998            and before    before
                                     11/15/1998           in the following amounts:            8/1/1997    1/1/1996
                                    ------------ ------------------------------------------- ------------ ---------
                                                 $    0-       $250,000-      $500,000-
                                                 $249,999      $499,999       $999,999
  the first year you own them       5.0%             5.0%           3.0%           2.0%          none     5.0%
  the second year you own them      4.0%             4.0%           2.0%           1.0%          none     4.0%
  the third year you own them       3.0%             3.0%           1.0%         none            none     3.0%
  the fourth year you own them      3.0%             3.0%         none           none            none     2.0%
  the fifth year you own them       2.0%             2.0%         none           none            none     2.0%
  the sixth year you own them       1.0%             1.0%         none           none            none     1.0%
  after six years of owning them       none        none           none           none            none       none

        The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.


        Your selling agent receives compensation when you buy Investor B Shares. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

        ABOUT THE CONVERSION FEATURE
        Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:


                  Nations Marsico 21st Century Fund

                                     Will convert to Investor A Shares
Investor B Shares you bought            after you've owned them for
  after November 15, 1998                      eight years
  between August 1, 1997
  and November 15, 1998
$               0-$249,000                      nine years
$         250,000-$499,999                      six years
$         500,000-$999,999                      five years
  before August 1, 1997                         nine years

        The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

        Here's how the conversion works:

     o We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.
     o Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Investor A Shares at the same time.
     o You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.
     o Investor B Shares that you received from an exchange of Investor B Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Funds Money Market Fund.
     o     Conversions are free from federal tax.

[GRAPHIC OMITTED]


        ABOUT INVESTOR C SHARES

        There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.


        CONTINGENT DEFERRED SALES CHARGE
        You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

        o    you received the shares from reinvested distributions

        o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page 19


        The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.


        Your selling agent receives compensation when you buy Investor C Shares. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.


[GRAPHIC OMITTED]


             PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT REDUCTIONS AND WAIVERS OF SALES CHARGES.

             YOU SHOULD TELL YOUR INVESTMENT PROFESSIONAL THAT YOU MAY QUALIFY FOR A REDUCTION OR A WAIVER BEFORE BUYING SHARES.


             WE CAN CHANGE OR CANCEL THESE TERMS AT ANY TIME. ANY CHANGE OR CANCELLATION APPLIES ONLY TO FUTURE PURCHASES.

             WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE


        FRONT-END SALES CHARGES
        (Investor A Shares)


        There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

        o COMBINE PURCHASES YOU'VE ALREADY MADE Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying in order to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify for rights of accumulation.

        o COMBINE PURCHASES YOU PLAN TO MAKE By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

        o You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

        o Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

        o If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

        o Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

        o If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

        o COMBINE PURCHASES WITH FAMILY MEMBERS You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify.


        The following investors can buy Investor A Shares without paying a front-end sales charge:

        o full-time employees and retired employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

        o banks, trust companies and thrift institutions, acting as fiduciaries

        o individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge as long as the proceeds are invested in the Funds within 90 days

        o Nations Funds' Trustees, Directors and employees of its investment sub-advisers

        o registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

        o registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

        o    employees or partners of any service provider to the Fund

        o investors who buy through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency/asset allocation accounts

        o shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

        The following plans can buy Investor A Shares without paying a front-end sales charge:

        o pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

        o employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under
             Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

        o have at least $500,000 invested in Investor A Shares of Nations Funds (except Money Market Funds), or

        o sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except Money Market Funds), or

        o be an employer-sponsored plan with at least 100 eligible participants, or

        o be a participant in an alliance program that has signed an agreement with the Fund or a selling agent


        In addition, you can buy Investor A Shares without paying a sales charge if you buy the shares with proceeds from the redemption of shares of a nonaffiliated mutual fund as long as the redemption of the nonaffiliated fund shares occurred within 45 days prior to the purchase of the Investor A Shares. We must receive a copy of the confirmation of the redemption transaction in order for you to avoid paying the sales charge.


        Stephens may pay selling agents up to 1.00% of the net asset value of Investor A Shares bought without a sales charge. Stephens may be reimbursed through any CDSC that applies.

        CONTINGENT DEFERRED SALES CHARGES
        (Investor A, Investor B and Investor C Shares)


        You won't pay a CDSC on the following transactions:

        o shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

        o    the following retirement plan distributions:

          o lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

          o distributions from an IRA or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2

          o  a tax-free return of an excess contribution to an IRA

      o distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

        o payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

        o shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

        o withdrawals made under the Automatic Withdrawal Plan described in BUYING, SELLING AND EXCHANGING SHARES, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000


        We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America and its affiliates, or by current or former trustees or directors of the Nations Funds or other management companies managed by Bank of America.


        You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. First Data, Stephens or their agents must receive your written request within 120 days after you sell your shares.

[GRAPHIC OMITTED]

         Buying, selling and exchanging shares



[GRAPHIC OMITTED]

             WHEN YOU SELL SHARES OF A MUTUAL, FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

 You can invest in the Fund through your selling agent or directly from Nations Funds.


 We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.


 You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.


 The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in CHOOSING A SHARE CLASS.


 The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions or you need help placing an order.

                          Ways to
                       buy, sell or
                         exchange
                    ------------------
Buying shares       In a lump sum
                     Using our
-------------------
                    Systematic
                    Investment Plan
                    ------------------
Selling shares      In a lump sum
                     Using our
-------------------
                    Automatic
                    Withdrawal Plan
                    ------------------
Exchanging shares   In a lump sum
                     Using our
                    Automatic
                    Exchange Feature



                              How much you can buy,
                                sell or exchange                              Other things to know
                    ---------------------------------------- -----------------------------------------------------
Buying shares       minimum initial investment:              There is no limit to the amount you can invest in
                    o $1,000 for regular accounts            Investor A and C Shares. You can invest up to
                    o $500 for traditional and Roth IRA      $250,000 in Investor B Shares at a time.
                      accounts
                    o $250 for certain fee-based accounts
                    o no minimum for certain retirement
                      plan accounts like 401(k) plans and
                      SEP accounts, but other restrictions
                      apply
                    minimum additional investment:
                    o $100 for all accounts
                    minimum initial investment:              You can buy shares monthly, twice a month or
                    o $100                                   quarterly, using automatic transfers from your
                    minimum additional investment:           bank account.
                      o $50
                    ---------------------------------------  ---------------------------------------------------
Selling shares        o you can sell up to $50,000 of your   We'll deduct any CDSC from the amount you're
                        shares by telephone, otherwise       selling and send you or your selling agent the
                        there are no limits to the amount    balance, usually within three business days of
                        you can sell                         receiving your order.
                      o other restrictions may apply to      If you paid for your shares with a check that
                        withdrawals from retirement plan     wasn't  certified, we'll hold the sale proceeds
                        accounts                             when you sell those shares for at least 15 days
                                                             after the trade date of the purchase, or until the
                                                             check has cleared.
                     o minimum $25 per withdrawal            Your account balance must be at least $10,000
                                                             to set up the plan. You can make withdrawals monthly,
                                                             twice a month or quarterly. We'll send your money by
                                                             check or deposit it directly to your bank  account.
                                                             No CDSC is deducted if you withdraw 12% or less of
                                                             the value of your shares in a class.
                    --------------------------------------   -----------------------------------------------------
Exchanging shares   o minimum $1,000 per exchange            You can exchange your Investor A Shares for
                                                             Investor A Shares of any other Nations Fund,
                                                             except Index Funds. You won't pay a front-end
                                                             sales charge, CDSC or redemption fee on the
                                                             shares you're exchanging.
                                                             You can exchange your Investor B Shares for:
                                                             o Investor B Shares of any other Nations Fund,
                                                               except Nations Funds Money Market Funds
                                                             o Investor C Shares of Nations Funds Money
                                                               Market Funds (before October 1, 1999)
                                                             o Investor B Shares of Nations Reserves Money
                                                               Market Funds (on or after October 1, 1999)
                                                             You won't pay a CDSC on the shares you're
                                                             exchanging.
                                                             You can exchange your Investor C  Shares for:
                                                             o Investor C Shares of any other Nations Fund,
                                                               except Nations Funds Money Market Funds
                                                             o Daily Shares of Nations Funds Money Market
                                                               Funds (before October 1, 1999)
                                                             o Investor C Shares of Nations Reserves
                                                               Money Market Funds (on or after October 1, 1999)
                                                             If you received Investor C Shares of a Fund from an
                                                             exchange of Investor A Shares of a Managed Index
                                                             Fund, you can also exchange these A Shares of an
                                                             Index Fund. You won't pay a CDSC on
                                                             the shares you're exchanging.
                    --------------------------------------   -----------------------------------------------------
                     o minimum $25 per exchange              This feature is not available for Investor B
                                                             Shares. You must already have an investment in
                                                             the Funds you want to exchange. You can make
                                                             exchanges monthly or quarterly.

[GRAPHIC OMITTED]

             A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.


             THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL
             HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

 HOW SHARES ARE PRICED
 All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.


 VALUING SECURITIES IN THE FUND
 The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Fund. If prices aren't readily available, we'll base the price of a security on its fair market value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.


 HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the TRADE DATE. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

 TELEPHONE ORDERS
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.


     Here's how telephone orders work:

     o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

     o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

     o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

     o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC OMITTED]



             THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.


             THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.


[GRAPHIC OMITTED]


        BUYING SHARES


        Here are some general rules for buying shares:

          o You buy Investor A Shares at the offering price per share. You buy Investor B and Investor C Shares at net asset value per share.

          o If we don't receive your money within three business days of receiving your order, we'll refuse the order.

          o Selling agents are responsible for sending orders to us and ensuring we receive your money on time.

          o Shares you buy are recorded on the books of the Fund. We don't issue certificates unless you ask for them in writing, and we don't issue certificates for fractions of shares.


        MINIMUM INITIAL INVESTMENT
        The minimum initial amount you can buy is usually $1,000.


        If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

          o $500 for traditional and Roth individual retirement accounts (IRAs)


          o $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

          o   $100 using our Systematic Investment Plan

          o There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
              IRAs), salary reduction IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this


        MINIMUM ADDITIONAL INVESTMENT
        You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

[GRAPHIC OMITTED]


               FOR MORE INFORMATION
               ABOUT TELEPHONE ORDERS,
               SEE PAGE 23.

 SYSTEMATIC INVESTMENT PLAN
 You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.


     Here's how the plan works:

        o    You can buy shares twice a month, monthly or quarterly.

        o You can choose to have us transfer your money on or about the 15th or the last day of the month.

        o Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.


[GRAPHIC OMITTED]


        SELLING SHARES


        Here are some general rules for selling shares:

          o We'll deduct any CDSC from the amount you're selling and send you the balance.

          o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

          o If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or wire them to your bank account within three business days after the Fund receives your order.

          o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

          o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared.

          o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

          o Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

          o   We can delay payment of the sale proceeds for up to seven days.

          o Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

        We may sell your shares:

        o if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

        o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers

        o    under certain other circumstances allowed under the 1940 Act

 AUTOMATIC WITHDRAWAL PLAN
 The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your investment professional or us to set up the plan.


     Here's how the plan works:

        o    Your account balance must be at least $10,000 to set up the plan.

        o If you set up the plan after you've opened your account, your signature must be guaranteed.

        o You can choose to have us transfer your money on or about the 15th or the 25th of the month.

        o You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

        o We'll send you a check or deposit the money directly to your bank account.

        o You can cancel the plan by giving your selling agent or us 30 days notice in writing.


 It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.


[GRAPHIC OMITTED]

             YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

[GRAPHIC OMITTED]

        EXCHANGING SHARES

        You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.


        Here's how exchanges work:

          o You must exchange at least $1,000, or $25 if you use our Automatic Exchange Feature.

          o The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o You may only make an exchange into a Fund that is legally sold in your state of residence.

          o You generally may only make an exchange into a Fund that is accepting investments.

          o We may limit the number of exchanges you can make within a specified period of time.

          o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

          o You cannot exchange any shares you own in certificate form until First Data has received the certificate and deposited the shares to your account.


        EXCHANGING INVESTOR A SHARES
        You can exchange Investor A Shares of a Fund for Investor A Shares of any other Nations Fund, except Index Funds.


        Here are some rules for exchanging Investor A Shares:

          o You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

          o You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until when you sold the shares you received from the exchange.

          o You won't pay a redemption fee on the shares you're exchanging. Any redemption fee will be deducted later on when you sell the shares you received from the exchange. Any redemption fee will be paid to the original Fund.


           A CDSC may apply to the shares you receive from the exchange, and to any Investor B Shares you receive from an exchange of these shares. The CDSC will be based on the period from when you bought your original Investor B Shares until you sell the shares you received from the exchange.


        EXCHANGING INVESTOR B SHARES
        You can exchange Investor B Shares of a Fund for:

        o Investor B Shares of any other Nations Fund, except Nations Funds Money Market Funds

        o Investor C Shares of Nations Funds Money Market Funds (before October 1, 1999)

        o Investor B Shares of Nations Reserves Money Market Funds (on or after October 1, 1999)


        You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

 If you received Investor C Shares of a Nations Funds Money Market Fund from an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.


        EXCHANGING INVESTOR C SHARES
        You can exchange Investor C Shares of a Fund for:

        o Investor C Shares of any other Nations Fund, except Nations Funds Money Market Funds

        o    Daily Shares of Nations Funds Money Market Funds (before October 1,
             1999)

        o Investor C Shares of Nations Reserves Money Market Funds (on or after October 1, 1999)


        If you received Investor C Shares of a Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.


        You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.


        If you received Daily Shares of a Nations Funds Money Market Fund through an exchange of Investor C Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Daily Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.


 AUTOMATIC EXCHANGE FEATURE
 The Automatic Exchange Feature lets you exchange $25 or more of Investor A or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.


     Here's how automatic exchanges work:

        o    Send your request to PFPC in writing or call 1.800.321.7854.

        o You must already have an investment in the Funds you want to exchange.

        o You can choose to have us transfer your money on or about the 15th or the last day of the month.

        o    The rules for making exchanges apply to automatic exchanges.

[GRAPHIC OMITTED]


         How selling and servicing agents are paid


 Selling and servicing agents usually receive compensation based on your investment in the Fund. The kind and amount of the compensation depends on the share class you invest in. Selling agents typically pay a portion of the compensation they receive to their investment professionals.


 COMMISSIONS
 Your selling agent may receive an up-front commission (reallowance) when you buy shares of a Fund. The amount of this commission depends on which share class you choose:

        o up to 4.25% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

        o up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

        o up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly


 If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.



[GRAPHIC OMITTED]


             THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.


             THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 UNDER THE 1940 ACT.


             YOUR SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

     DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.


     The amount of the fee depends on the class of shares you own:


                                       Maximum annual distribution (12b-1)
                                         and shareholder servicing fees
                                  (as an annual % of average daily net assets)
 Investor A Shares       0.25% combined distribution (12b-1) and shareholder servicing fee
 Investor B Shares       0.75% distribution (12b-1) fee , 0.25% shareholder servicing fee
 Investor C Shares       0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee

 Fees are calculated daily and deducted monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.


 The Fund pays these fees to Stephens and to eligible selling and servicing agents for as long as the plans continue. We may reduce or discontinue payments at any time.

     OTHER COMPENSATION
     Selling and servicing agents may also receive:

        o a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Fund

        o    additional amounts on all sales of shares:

          o    up to 1.00% of the offering price per share of Investor A Shares

          o    up to 1.00% of the net asset value per share of Investor B Shares

          o    up to 1.00% of the net asset value per share of Investor C Shares

        o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise


 This compensation, which is not paid by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BAAI, and certain other selling or servicing agents. Selected selling and servicing agents also may receive compensation for opening a minimum number of accounts.


 BAAI also may pay amounts from its own assets to Stephens or to selling or servicing agents for related services they provide.

[GRAPHIC OMITTED]


         Distributions and taxes



[GRAPHIC OMITTED]

             THE POWER OF COMPOUNDING

             REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF THE FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

             PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

  ABOUT DISTRIBUTIONS
  A mutual fund can make money two ways:

  o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

  o A fund can also have CAPITAL GAIN if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.


 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any income tax. When the Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.


 The Fund distributes any net realized capital gain at least once a year. The Fund declares distributions of net investment income daily and pays them monthly.


 A distribution is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive distributions from the SETTLEMENT DATE (daily dividend Funds) or the TRADE DATE (all other Funds) of the purchase up to and including the day before the shares are sold.


 Different share classes of the Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.


 We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.


 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.


 If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

[GRAPHIC OMITTED]

             THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.


[GRAPHIC OMITTED]

               FOR MORE INFORMATION ABOUT
               TAXES, PLEASE SEE THE SAI.

 HOW TAXES AFFECT YOUR INVESTMENT
 Distributions that come from a Fund's net investment income, net foreign currency gain and any excess of net short-term capital gain over net long-term capital loss generally are taxable to you as ordinary income.


 Distributions that come from a Fund's net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gain. Corporate shareholders won't be able to deduct any distributions from a Fund when determining their taxable income.


 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.


 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.


 WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and redemption proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o   the IRS informs us that you're otherwise subject to backup withholding


 The IRS may also impose penalties against you if you don't give us a correct
 TIN.


 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.


 We're also normally required by federal law to withhold tax on distributions paid to foreign shareholders.


 TAXATION OF REDEMPTIONS AND EXCHANGES
 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[GRAPHIC OMITTED]

          Terms used in this prospectus


 BANK OBLIGATION - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.


 CAPITAL GAIN OR LOSS - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.


 CASH EQUIVALENTS - short-term, interest-bearing instruments, including obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, bank obligations, asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).


 COMMERCIAL PAPER - a money market instrument issued by a large company.


 COMMON STOCK - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.


 CONVERTIBLE DEBT - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.


 CONVERTIBLE SECURITY - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.


 CORPORATE OBLIGATION - a money market instrument issued by a corporation or commercial bank.

 DEPOSITARY RECEIPTS - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.


 DIVIDEND YIELD - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.


 EQUITY SECURITY - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.


 FIRST-TIER SECURITY - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.


 FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.


 FOREIGN SECURITY - a debt or equity security issued by a foreign company or government.


 FUNDAMENTAL ANALYSIS - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.


 FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified future date. The price is set through a futures exchange.

 LIQUIDITY - a measurement of how easily a security can be bought or sold at a price that is close to its market value.


 MONEY MARKET INSTRUMENT - a short-term debt security that matures in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

 OVER-THE-COUNTER MARKET - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.


 PARTICIPATION - a pass-through certificate representing a share in a pool of debt obligations or other instruments.


 PASS-THROUGH CERTIFICATE - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.


 PREFERRED STOCK - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.


 PRICE-TO-EARNINGS RATIO (P/E RATIO) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.


 QUANTITATIVE ANALYSIS - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.


 RIGHT - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.


 SECOND-TIER SECURITY - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

 Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.


 U.S. GOVERNMENT OBLIGATIONS - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

 WARRANT - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.


 U.S. TREASURY OBLIGATION - a debt security issued by the U.S. Treasury.

 [outside back cover]




[GRAPHIC OMITTED]


         Where to find more information


 You'll find more information about the Equity Fund in the following documents:




[GRAPHIC OMITTED]

        ANNUAL AND SEMI-ANNUAL REPORTS

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.



[GRAPHIC OMITTED]

        STATEMENT OF ADDITIONAL INFORMATION

        The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.


        You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations
        Funds:


        By telephone: 1.800.321.7854

        By mail:
        NATIONS FUNDS
        C/O STEPHENS INC.
        ONE BANK OF AMERICA PLAZA
        33RD FLOOR
        CHARLOTTE, NC 28255


        On the Internet: WWW.NATIONS-FUNDS.COM


        If you prefer, you can write the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there. Please call the SEC for more information.


        PUBLIC REFERENCE SECTION OF THE SEC
        WASHINGTON, DC 20549-6009
        1.800.SEC.0330
        WWW.SEC.GOV

SEC file number:

[GRAPHIC OMITTED]





Nations Funds Trust, 811-09645


NF-[                ]-4/00

[GRAPHIC OMITTED]



Equity Fund
Prospectus   --   Primary A Shares

                                                                 March  31, 2000

Equity Fund
Nations Marsico 21st Century Fund

The Securities and
Exchange Commission
(SEC) has not approved or
disapproved these
securities or determined
if this prospectus is
truthful or complete.
Any representation to the
contrary is a criminal offense.

NOT FDIC
INSURED

MAY LOSE VALUE
NO BANK GUARANTEE

NATIONS FUNDS [LOGO]

An overview of the Fund
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


             Terms used in this prospectus

             In this prospectus, we, us and our refer to the Nations Funds Family (Nations Funds). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.


[GRAPHIC OMITTED]


               You'll find Terms used in this prospectus on page 15.


             Your investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, N. A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.


             Affiliates of Bank of America are paid for the services they provide to the Fund.

 This booklet, which is called a prospectus, tells you about one of the Nations Equity Funds, Nations Marsico 21st Century Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.


 About the Fund
 Nations Marsico 21st Century Fund invests primarily in equity securities of U.S. companies.


 Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. There's always a risk that you'll lose money or you may not earn as much as you expect.


 Is this Fund right for you?
 When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.


 Nations Marsico 21st Century Fund focuses on long-term growth. It may be suitable for you if:

        o    you have longer-term investment goals

        o    it's part of a balanced portfolio

        o you want to try to hedge your portfolio against a loss of buying power that inflation can cause over time


     It may not be suitable for you if:

        o you're not prepared to accept or are unable to bear the risks associated with equity securities

        o    you have short-term investment goals

        o    you're looking for a regular stream of income


 You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.


 For more information
 If you have any questions about the Fund, please call us at 1.800.765.2668 or contact your investment professional.


 You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


             Banc of America Advisors, Inc.

             Banc of America Advisors, Inc. (BAAI) is the investment adviser to the Fund. BAAI is responsible for the overall management and supervision of the investment management of the Fund. BAAI and Nations Funds have engaged a sub-adviser, which is responsible for the day-to-day investment decisions for the Fund.


[GRAPHIC OMITTED]

               You'll find more about BAAI and the sub-adviser starting on page
               8.

[GRAPHIC OMITTED]




About the Fund
Equity Fund
Nations Marsico 21st Century Fund                         4
Sub-adviser: Marsico Capital Management, LLC
----------------------------------------------
Other important information                               7
----------------------------------------------   --
How the Fund is managed                                   8
[GRAPHIC OMITTED]




    About your investment
Information for investors
  Buying, selling and exchanging shares                  10
  Distributions and taxes                                13
----------------------------------------------   --
Terms used in this prospectus                            15
----------------------------------------------   --
Where to find more information                   back cover

About the Equity Fund
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]




             About the sub-adviser



             Marsico Capital Management, LLC (Marsico Capital) is this Fund's sub-adviser. James A. Hillary is the portfolio manager and makes the day-to-day investment decisions for the Fund.



[GRAPHIC OMITTED]




             What is a multi-cap fund?



             A multi-cap fund invests in companies across the capitalization spectrum - small, mid and large companies. As a multi-cap fund, this Fund may invest in large, established and well-known U.S. and foreign companies, as well as small, new and relatively unknown companies that are believed to have the potential to grow significantly.

 Nations Marsico 21st Century Fund


[GRAPHIC OMITTED]




        Investment objective

        This Fund seeks long-term growth of capital.



[GRAPHIC OMITTED]




        Principal investment strategies

        The Fund invests primarily in equity securities of companies of any size. The Fund may invest without limit in foreign securities.


 The Fund also may invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.


 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

        o products, markets or technologies in flux that can result in extraordinary growth

        o strong brand franchises that can take advantage of a changing global environment

        o global reach that allows the company to generate sales and earnings both in the United States and abroad. This can give the company added growth potential and also means the company may be less affected by changes in local markets

        o movement with, not against, the major social, economic and cultural shifts taking place in the world


 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition.


 The process also includes a "bottom-up" analysis of a company's financial situation, as well as individual company characteristics like commitment to research, market franchise and quality of management.


 Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

[GRAPHIC OMITTED]

        Risks and other things to consider

        Nations Marsico 21st Century Fund has the following risks:

     o Investment strategy risk - There is a risk that the value of the Fund's investments will not rise as high as Marsico Capital expects, or will fall.
     o Stock market risk - The value of any stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. As of the date of this prospectus, the stock markets, as measured by the S&P 500 and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.
     o Small company risk - Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry higher risk.
     o Foreign investment risk - Because the Fund may invest without limitation in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, the implementation of the Euro, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Withholding taxes also may apply to some foreign investments.
     o Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal investment risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

          This Fund may become a feeder fund if the Board of Trustees decides this would be in the best interests of shareholders. Management currently intends to propose that the Fund change to a feeder fund within the next year, but only if other feeder funds are likely to also invest in the master portfolio. We don't require shareholder approval to make the change, but we'll notify you if it happens.

          Other mutual funds and eligible investors can buy shares in a master portfolio. All investors in a master portfolio would invest under the same terms and conditions as the Fund and pay a proportionate share of the master portfolio's expenses. Other feeder funds that invest in a master portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

          The Fund could withdraw its entire investment from a master portfolio if it believes it's in the best interests of the Fund to do so (for example, if a master portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[GRAPHIC OMITTED]

        A look at the Fund's performance

        Because the Fund commenced operations on March , 2000 and has not been in operation for a full calendar year, no risk/return bar chart or table is included in this prospectus.


[GRAPHIC OMITTED]

             There are two kinds of fees -- sales charges you pay directly, and annual fund operating expenses that are deducted from a fund's assets.


             Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[GRAPHIC OMITTED]

        What it costs to invest in the Fund

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder fees                                                Primary A
(Fees paid directly from your investment)                        Shares
        Maximum sales charge (load) imposed on purchases          none

        Maximum deferred sales charge (load)                      none

        Annual Fund operating expenses
        (Expenses that are deducted from the Fund's assets)

        Management fees                                           0.75%
                                                                  ----
        Other expenses(1)                                         0.45%
                                                                  ----
        Total annual Fund operating expenses                      1.20%
                                                                  ====

        (1) Other expenses are based on estimates for the current fiscal year.

[GRAPHIC OMITTED]

             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

        o you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        o    you reinvest all dividends and distributions in the Fund

        o    your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above


        Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                              1 year     3 years
  Primary A Shares           $122       $381

[GRAPHIC OMITTED]

         Other important information


 You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

     o Changing investment objectives and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

     o Holding other kinds of investments - The Fund may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The portfolio manager can also choose not to invest in specific securities described in this prospectus and in the SAI.

     o Investing defensively - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

     o Portfolio turnover - The Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. The annual portfolio turnover rate for Nations Marsico 21st Century Fund is expected to be no more than
             %.

     o Year 2000 readiness - The Fund's primary service providers have confirmed that they have not experienced any notable year 2000 issues. There is no guarantee, however, that their computer systems will not encounter any year 2000 issues as the year progresses. If a year 2000 issue does arise, there could be a negative effect on portfolio operations. The Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues.

[GRAPHIC OMITTED]

         How the Fund is managed


[GRAPHIC OMITTED]

             Banc of America Advisors, Inc.
             One Bank of America Plaza
             Charlotte, North Carolina 28255

 Investment adviser
 BAAI is the investment adviser to over 60 mutual fund portfolios in the Nations Funds family, including the Fund described in this prospectus.


 BAAI is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation. The Fund pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of the Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services it provides to the Fund.


 The following chart shows the maximum advisory fee BAAI can receive:


 Annual investment advisory fee, as a % of average daily net assets

                                         Maximum
                                         advisory
                                           fee
  Nations Marsico 21st Century Fund     0.75%

 Investment sub-adviser
 Nations Funds and BAAI have engaged investment a sub-adviser to provide day-to-day portfolio management for the Fund. This sub-adviser functions under the supervision of BAAI and the Boards of Trustees of Nations Funds.


[GRAPHIC OMITTED]


             Marsico Capital
             Management, LLC
             1200 17th Street
             Suite 1300
             Denver, Colorado 80202

 Marsico Capital Management, LLC
 Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. It is a registered investment adviser, specializing in large capitalization stocks, and currently has $6.5 billion in assets under management.


 Marsico Management Holdings, LLC, a wholly-owned subsidiary of Bank of America Corporation, indirectly owns 50% of the equity of Marsico Capital.


 Marsico Capital is the investment sub-adviser to Nations Marsico 21st Century Fund.


 James A. Hillary is the portfolio manager of Nations Marsico 21st Century Fund. Mr. Hillary has eleven years of experience as a securities analyst and portfolio manager and is a founding member of Marsico Capital Management. Prior to joining Marsico Capital in 1997, Mr. Hillary was a portfolio manager at W.H. Reaves, a New Jersey-based money management firm. He holds a bachelor's degree from Rutgers University and a law degree from Fordham University. Mr. Hillary is also a certified public accountant.


[GRAPHIC OMITTED]


             Stephens Inc.
             111 Center Street
             Little Rock, Arkansas 72201

 Other service providers
 The Fund is distributed and co-administered by Stephens Inc., a registered broker/dealer.


 BAAI is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BAAI and Stephens a combined fee of 0.23% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund and is paid monthly.


[GRAPHIC OMITTED]

             PFPC Inc.
             400 Bellevue Parkway
             Wilmington, Delaware 19809

 PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

             When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.


[GRAPHIC OMITTED]

             A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.


             The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


[GRAPHIC OMITTED]

         Buying, selling and exchanging shares

 This prospectus offers Primary A Shares of the Fund. Here are some general rules about this class of shares:

        o Primary A Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

        o    Bank of America and certain of its affiliates

        o certain other financial institutions and intermediaries, including financial planners and investment advisers

        o    institutional investors

        o    charitable foundations

        o    endowments

        o    other Funds in Nations Funds Family

        o The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount.

        o    There is no minimum amount for additional investments.

        o There are no sales charges for buying, selling or exchanging these shares.


 You'll find more information about buying, selling and exchanging Primary A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.


 The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.765.2668 if you have any questions or you need help placing an order.


 How shares are priced
 All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 Valuing securities in the Fund
 The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Fund. If prices aren't readily available, we'll base the price of a security on its fair market value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by the Fund could change on days when Fund shares may not be bought or sold.

 How orders are processed
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[GRAPHIC OMITTED]

        Buying shares


        Here are some general rules for buying shares:

        o    Investors buy Primary A Shares at net asset value per share.

        o If we don't receive payment within three business days of receiving an order, we'll refuse the order. We'll return any payment received for orders that we refuse.

        o Financial institutions and intermediaries are responsible for sending us orders for their clients and for ensuring that we receive payment on time.

        o Shares purchased are recorded on the books of the Fund. We don't issue certificates.

        o Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

[GRAPHIC OMITTED]

        Selling shares


        Here are some general rules for selling shares:

          o We normally send the sale proceeds by federal funds wire within three business days after Stephens, PFPC or their agents receive the order.

          o If shares were paid for with a check that wasn't certified, we'll hold the sale proceeds when those shares are sold for at least 15 days after the trade date of the purchase, or until the check has cleared.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for depositing the sale proceeds to their accounts on time.

          o Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay investors in securities or other property when they sell shares.

          o   We can delay payment of the sale proceeds for up to seven days.

          o Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

        We may sell shares:

          o if the value of an investor's account falls below $500. We'll provide 60 days notice in writing if we're going to do this

          o if a financial institution or intermediary tells us to sell the shares for a client under arrangements it has made with its clients

          o   under certain other circumstances allowed under the 1940 Act



[GRAPHIC OMITTED]

             You should make sure you understand the investment objectives and policies of the Fund you're exchanging into. Please read its prospectus carefully.

[GRAPHIC OMITTED]

        Exchanging shares

        Investors can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange, and may be appropriate if investment goals or tolerance for risk change.


        Here's how exchanges work:

          o Investors can exchange Primary A Shares of a Fund for Primary A Shares of any other Nations Fund. In some cases, the only Money Market Fund option is Trust Class Shares of Nations Reserves Money Market Funds.

          o The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o Exchanges can only be made into a Fund that is legally sold in the investor's state of residence.

          o Exchanges can generally only be made into a Fund that is accepting investments.

          o We may limit the number of exchanges that can be made within a specified period of time.

          o We may change or cancel the right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

[GRAPHIC OMITTED]

         Distributions and taxes


[GRAPHIC OMITTED]

             The power of compounding

             Reinvesting your distributions buys you more shares of the Fund -- which lets you take advantage of the potential for compound growth.


             Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.

     About distributions A mutual fund can make money two ways:

        o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

        o A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any income tax. When the Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 The Fund distributes any net realized capital gain at least once a year. The frequency of distributions of net investment income varies by Fund:

                                            Frequency of
Fund                                    income distributions
 Nations Marsico 21st Century Fund           quarterly

 A distribution is paid based on the number of shares you hold on the record date, which is usually the day before the distribution is declared. Shares of the Fixed Income Fund are eligible to receive distributions from the trade date of the purchase up to and including the day before the shares are sold.


 Different share classes of the Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.


 We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.765.2668.


 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

 If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and realizes and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gain.



[GRAPHIC OMITTED]

             This information is a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. You should consult with your own tax advisor about your situation, including any foreign, state and local taxes that may apply.


[GRAPHIC OMITTED]

               For more information about taxes, please see the SAI.

 How taxes affect your investment
 Distributions that come from net investment income, net foreign currency gain and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income.

 Distributions that come from net capital gain (generally the excess of net long-term capital gain over net short-term capital loss) generally are taxable to you as net capital gain.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.


 Withholding tax
 We're required by federal law to withhold tax of 31% on any distributions and redemption proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o   the IRS informs us that you are otherwise subject to backup withholding


 The IRS may also impose penalties against you if you don't give us a correct
 TIN.


 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.


 We're also normally required by federal law to withhold tax on distributions paid to foreign shareholders.


 Taxation of redemptions and exchanges
 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[GRAPHIC OMITTED]


 Terms used in this prospectus


 Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.


 Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.


 Cash equivalents - short-term, interest-bearing instruments, including obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, bank obligations, asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).


 Commercial paper - a money market instrument issued by a large company.


 Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.


 Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.


 Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

 Corporate obligation - a money market instrument issued by a corporation or commercial bank.


 Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.


 Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.


 Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.


 First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

 Fixed income security - an intermediate to long-term debt security that matures in more than one year.


 Foreign security - a debt or equity security issued by a foreign company or government.


 Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.


 Futures contract - a contract to buy or sell an asset or an index of securities at a specified price on a specified future date. The price is set through a futures exchange.


 Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

 Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

 Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.


 Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.


 Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.


 Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.


 Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

 Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.


 Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

 Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.


 Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.


 Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.


 U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.


 U.S. Treasury obligation - a debt security issued by the U.S. Treasury.


 Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.


 (1) S&P has not reviewed any stock included in the S&P 500 for its investment merit. S&P determines and calculates its index independently of the Fund and is not a sponsor or affiliate of the Fund. S&P gives no information and make no statements about the suitability of investing in the Fund or the ability of its index to track stock market performance. S&P makes no guarantee about the index, any data included in it and the suitability of the indexes or their data for any purpose. "Standard and Poor's," "S&P 500" are trademarks of the McGraw-Hill Companies, Inc.

[GRAPHIC OMITTED]

         Where to find more information


 You'll find more information about the Equity Fund in the following documents:


[GRAPHIC OMITTED]

        Annual and semi-annual reports

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.



[GRAPHIC OMITTED]

        Statement of Additional Information

        The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.


        You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations
        Funds:


        By telephone: 1.800.765.2668


        By mail:
        Nations Funds
        c/o Stephens Inc.
        One Bank of America Plaza
        33rd Floor
        Charlotte, NC 28255


        On the Internet: www.nations-funds.com


        If you prefer, you can write the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there. Please call the SEC for more information.


        Public Reference Section of the SEC
        Washington, DC 20549-6009
        1.800.SEC.0330
        www.sec.gov

SEC file number:

NATIONS FUNDS [LOGO]


Nations Funds Trust, 811-09645
NF-[     ]-4/00

                               NATIONS FUNDS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                        Nations Marsico 21st Century Fund


             PRIMARY A, INVESTOR A, INVESTOR B AND INVESTOR C SHARES

                                 March ___, 2000


         This Statement of Additional Information ("SAI") provides supplementary information pertaining to the classes of shares representing interests in Nations Marsico 21st Century Fund. This SAI is not a prospectus, and should be read only in conjunction with the current prospectuses for the Fund related to the class of shares in which one is interested, dated March ___, 2000 (each a "prospectus"). All terms used in this SAI that are defined in the prospectuses will have the same meanings assigned in the prospectuses. Copies of the prospectuses may be obtained without charge by writing Nations Funds Trust, c/o Stephens Inc., One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina 28255, or by calling Nations Funds Trust at (800) 321-7854.

                                TABLE OF CONTENTS

                                                                              Page
                                                                              ----
HISTORY OF NATIONS FUNDS TRUST................................................. 1

DESCRIPTION OF THE TRUST AND THE INVESTMENTS AND RISKS
OF THE FUND ................................................................... 1
       General................................................................. 1
       Investment Limitations ................................................. 2
       The Fund's Fundamental Policy Restrictions.............................. 2
       The Fund's Non-Fundamental Policy Restrictions.......................... 2
       Permissible Fund Investments............................................ 3
       Asset-Backed Securities................................................. 4
       Borrowings.............................................................. 4
       Commercial Instruments.................................................. 4
       Combined Transactions................................................... 5
       Convertible Securities.................................................. 5
       Corporate Debt Securities............................................... 6
       Custodial Receipts...................................................... 6
       Currency Swaps.......................................................... 7
       Delayed Delivery Transactions........................................... 7
       Dollar Roll Transactions ............................................... 7
       Equity Swap Contracts .................................................. 8
       Foreign Currency Transactions .......................................... 8
       Futures, Options and Other Derivative Instruments.......................10
       Guaranteed Investment Contracts.........................................23
       Interest Rate Transactions .............................................24
       Lower Rated (or High Yield) Debt Securities.............................25
       Options on Currencies...................................................26
       Other Investment Companies..............................................26
       Participation Interests and Company Receipts............................26
       Real Estate Investment Trusts...........................................26
       Repurchase Agreements ..................................................27
       Reverse Repurchase Agreements ..........................................27
       Securities Lending......................................................27
       Short Sales.............................................................27
       Special Situations......................................................28
       Standard & Poor's Depositary Receipts...................................28
       Stripped Securities.....................................................28
       U.S. and Foreign Bank Obligations.......................................29
       U.S. Government Obligations.............................................29
       Use of Segregated and Other Special Accounts............................30
       Variable and Floating Rate Instruments .................................30
       Warrants................................................................31
       When-Issued Purchases and Forward Commitments  .........................31
       Portfolio Turnover......................................................31
       Investment Risks and Considerations.....................................32

MANAGEMENT OF THE TRUST........................................................32
       Nations Funds Retirement Plan...........................................36
       Nations Funds Deferred Compensation Plan................................36
       Shareholder and Trustee Liability.......................................37

INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
TRANSFER AGENCY, OTHER SERVICE PROVIDERS, SHAREHOLDER SERVICING AND

                                       i

DISTRIBUTION AGREEMENTS .......................................................37
       Investment Adviser and Sub-Advisers.....................................37
       Co-Administrators and Sub-Administrator.................................38
       Distribution Plans and Shareholder Servicing Arrangements for
           Primary A Shares....................................................39
           Investor A Shares ..................................................39
           Investor B Shares...................................................39
           Investor C Shares...................................................40
           Information Applicable to Investor A, Investor B, Investor C Plans..41
           Expenses............................................................41
       Transfer Agents and Custodians..........................................42
       Distributor.............................................................43
       Independent Accountants and Reports.....................................44
       Counsel.................................................................44

FUND TRANSACTIONS AND BROKERAGE................................................44
       General Brokerage Policy................................................44
       Section 28(e) Standards.................................................46

DESCRIPTION OF SHARES..........................................................47
       Description of Shares of the Trust......................................47
       Net Asset Value Determination...........................................48

ADDITIONAL INFORMATION CONCERNING TAXES........................................48
       General.................................................................49
       Excise Tax .............................................................49
       Foreign Taxes ..........................................................49
       Capital Gain Distributions..............................................49
       Disposition of Fund Shares..............................................49
       Federal Income Tax Rates................................................50
       Corporate Shareholders..................................................50
       Foreign Shareholders....................................................50
       Backup Withholding......................................................50
       Other Matters...........................................................50

ADDITIONAL INFORMATION ON PERFORMANCE..........................................51
       Yield Calculations......................................................53
       Total Return Calculations...............................................54

MISCELLANEOUS .................................................................55
       Certain Significant Shareholders........................................55

SCHEDULE A - Description of Ratings...........................................A-1

                         HISTORY OF NATIONS FUNDS TRUST

          Nations Funds Trust (the "Trust") is an open-end registered investment company in the Nations Funds family of mutual funds (the "Nations Funds Family"), which in addition to the Trust, consists of Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations LifeGoal Funds, Inc., Nations Annuity Trust and Nations Master Investment Trust. The Nations Funds Family currently has more than 70 distinct investment portfolios and total assets in excess of $70 billion.

         The Trust was organized as a Delaware business trust on October 22, 1999. It has a fiscal year end of March 31st.

                          DESCRIPTION OF THE TRUST AND
                      THE INVESTMENTS AND RISKS OF THE FUND
GENERAL.

         The Trust currently consists of four different investment portfolios:
Nations High Yield Bond Fund, Nations Kansas Municipal Income Fund, Nations MidCap Index Fund and Nations Marsico 21st Century Fund. This SAI pertains to the:

         o Primary A, Investor A, Investor B and Investor C Shares of Nations Marsico 21st Century Fund (the "Fund").

         Each share of the Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of the Trust's Board of Trustees. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

         Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each series of the Trust will vote in the aggregate and not by fund, and shareholders of each series will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See the discussion on Investment Limitations and Description of Shares for examples of when the Investment Company Act of 1940 (the "1940 Act") requires voting by fund.

         As of the date of the SAI set forth on the cover page, Bank of America, N.A. ("Bank of America") and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of the Trust and therefore could be considered to be a controlling person of the Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which Bank of America and its affiliates possessed or shared power to dispose or vote as of a certain date, see the discussion on Certain Record Holders.

         The Trust does not presently intend to hold annual meetings except as required by the 1940 Act.

         Banc of America Advisors, Inc. ("BAAI") is the investment adviser to the Fund. Marsico Capital Management, LLC ("Marsico Capital") is the investment sub-adviser to the Fund. As used herein the term "Adviser" shall mean BAAI and/or Marsico Capital as the context may require.

         This SAI is intended to furnish prospective investors with additional information concerning the Trust and the Fund. Some of the information required to be in this SAI is also included in the Fund's current prospectuses. Additionally, the prospectuses and this SAI omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the prospectuses and this SAI, may be obtained from the SEC on its website (www.sec.gov) or by visiting the public reading room of the SEC as is discussed in the prospectuses. No investment in the Fund's shares should be made without first reading the related prospectuses.

         INVESTMENT LIMITATIONS

         Information concerning the Fund's investment objective is set forth in each of the prospectuses. There can be no assurance that the Fund will achieve its investment objective. The features of the Fund's principal investment strategies and the principal risks associated with those investment strategies also are discussed in the prospectuses.

         The fundamental and non-fundamental investment restrictions applicable to the Fund's investment programs are set forth below. The investment limitations that are matters of fundamental policy may not be changed without the affirmative vote of the Fund's shareholders. The investment limitations that are matters of non-fundamental policy may be changed without the affirmative vote of the Fund's shareholders.

         In addition to the policies outlined below, the Fund is seeking or has obtained permission from the SEC to borrow money from or lend money to other funds of the Trust, and to other investment companies that permit such transactions, and for which BAAI serves as investment adviser.

         The Fund's Fundamental Policy Restrictions

The Fund may not:

         1. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

         2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

         3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

         4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

         5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

         6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

         7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations and (b) the Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

The Fund's Non-Fundamental Policy Restrictions

         The Fund may:

         1. Invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Funds in a master/feeder structure generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act.

         2. Not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

         3.  Invest in futures or options contracts regulated by the CFTC for
             (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

             The Fund (i) will not hedge more than 50% of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets, and (iii) will not buy call options with a value exceeding 5% of the Fund's total assets.

         4. Lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

         5. Not make investments for the purpose of exercising control of management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

         6. Not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         For purposes of the foregoing limitations, any limitation that involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings on behalf of, the Fund.

         PERMISSIBLE FUND INVESTMENTS

         In addition to the principal investment strategies for the Fund, which are outlined in its prospectuses, the Fund also may invest in other types of securities in percentages of less than 10% of its total assets (unless otherwise indicated, E.G., the Fund may invest in money market instruments without limit during temporary defensive periods). These types of securities are listed below for the Fund and then are described in more detail after this sub-section.

         In addition to the types of securities described in their Prospectuses, the Fund may invest in: preferred stock, warrants, convertible securities and debt securities; zero coupon, pay-in-kind and step coupon securities, and may invest without limit in indexed/structured securities. The Fund also may invest its assets in high-yield/high-risk securities, such as lower-grade debt securities, high-grade commercial paper, certificates of deposit, and repurchase agreements, and may invest in short-term debt securities as a means of receiving a return on idle cash.

         The Fund may hold cash or cash equivalents and invest without limit in U.S. Government Obligations and short-term debt securities or money market instruments when the Adviser: (i) believes that the market conditions are not favorable for profitable investing, (ii) is unable to locate favorable investment opportunities, or (iii) determines that a temporary defensive position is advisable or necessary to meet anticipated redemption request. In other words, the Fund does not always stay fully invested in stocks and bonds. The Fund also may use options, futures, forward currency contracts and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. The Fund also may purchase securities on a when-issued, delayed delivery or forward commitment basis.

         In addition, the Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. The Fund also may invest in real estate investment trust securities. The Fund may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies and repurchase agreements. The Fund also may invest in forward foreign exchange contracts, and instruments issued by trusts or certain partnerships including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

         Additional information on the particular types of securities in which the Fund may invest in is set forth below.

ASSET-BACKED SECURITIES

        IN GENERAL. The Fund may purchase asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

         The life of an asset-backed security varies depending upon the rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates, and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

BORROWINGS

         The registered investment companies in the Nations Funds family participate in an uncommitted line of credit provided by The Bank of New York under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the federal funds rate plus
 .50% on an annualized basis. The Agreement requires, among other things, that each participating series maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement. Specific borrowings by the Fund under the Agreement over the last fiscal year, if any, can by found in the Fund's Annual Reports for the year ended March 31, 1999.

COMMERCIAL INSTRUMENTS

         The Fund may purchase commercial instruments. Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or issued in the U.S. by foreign corporations and foreign commercial banks. The Prime Fund will limit purchases of commercial instruments to instruments which: (a) if rated by at least two NRSROs are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board on the advice of the Adviser.

         Investments by the Fund in commercial paper will consist of issues rated in a manner consistent with the Fund's investment policies and objectives. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

         Variable-rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Variable-rate instruments acquired by the Fund will be rated at a level consistent with the Fund's investment objective and policies of high quality as determined by a major rating agency or, if not rated, will be of comparable quality as determined by the Adviser. See also the discussion of variable- and floating-rate instruments in this SAI.

         Variable- and floating-rate instruments are unsecured instruments that permit the indebtedness thereunder to vary. While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods when the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss. The Fund may invest in variable and floating rate instruments only when the Adviser deems the investment to involve minimal credit risk. If such instruments are not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of such instruments and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period specified in the instrument.

         The Fund also may purchase short-term participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. In purchasing a loan participation or assignment, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured and most impose restrictive covenants which must be met by the borrower and which are generally more stringent than the covenants available in publicly traded debt securities. However, interests in some loans may not be secured, and the Fund will be exposed to a risk of loss if the borrower defaults. Loan participations also may be purchased by the Fund when the borrowing company is already in default. In purchasing a loan participation, the Fund may have less protection under the federal securities laws than it has in purchasing traditional types of securities. The Fund's ability to assert its rights against the borrower will also depend on the particular terms of the loan agreement among the parties.

COMBINED TRANSACTIONS

         The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple forward foreign currency exchange contracts and any combination of futures, options and forward foreign currency exchange contracts ("component" transactions), instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of the Fund to do so and where underlying hedging strategies are permitted by the Fund's investment policies. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions.

CONVERTIBLE SECURITIES

         The Fund may invest in convertible securities, such as bonds, notes, debentures, preferred stocks and other securities that may be converted into common stock. All convertible securities purchased by the Fund will be rated in the top two categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality. Investments in convertible securities can provide income through interest and dividend payments, as well as, an opportunity for capital appreciation by virtue of their conversion or exchange features.

         The convertible securities in which the Fund may invest include fixed-income and zero coupon debt securities, and preferred stock that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities, generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income or, in the case of zero coupon securities, accretion of income with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion exchange features. Convertible securities generally are subordinated to other similar debt securities but not to non-convertible securities of the same issuer. Convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation because increases (or decreases) in the market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.



CORPORATE DEBT SECURITIES

         The Fund may invest in corporate debt securities of domestic issuers of all types and maturities, such as bonds, debentures, notes and commercial paper. Corporate debt securities may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participation based on revenue, sales or profit, or the purchase of common stock or warrants in a unit transaction (where corporate debt obligations and common stock are offered as a unit). The Fund may also invest in corporate debt securities of foreign issuers.

         The corporate debt securities in which the Fund will invest may be rated investment grade by at least one NRSRO (E.G., BBB or above by S&P or Baa or above by Moody's), or below investment grade (e.g. below BBB by S&P or below Baa by Moody's). A description of these ratings is attached as Schedule A to this Statement of Additional Information.

CUSTODIAL RECEIPTS

         The Fund may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" and "Certificates of Accrual on Treasury Securities." Although custodial receipts are not considered U.S. Government securities, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. Custodial receipts will be treated as illiquid securities.

CURRENCY SWAPS

         The Fund also may enter into currency swaps for hedging purposes and to seek to increase total return. In as much as swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Fund and the Adviser believe that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each currency swap will be accrued on a daily basis and an amount of cash or liquid high grade debt securities (I.E., securities rated in one of the top three ratings categories by an NRSRO, or, if unrated, deemed by the Adviser to be of comparable credit quality) having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser.

DELAYED DELIVERY TRANSACTIONS

         In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. In delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when the Fund purchases securities on such a delayed delivery basis, it immediately assumes the risk of ownership, including the risk of price fluctuation. Failure by a counterparty to deliver a security purchased on a delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending upon market conditions, the Fund's delayed delivery purchase commitments could cause its net asset value to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

DOLLAR ROLL TRANSACTIONS

         The Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date. If the broker/dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

         The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

EQUITY SWAP CONTRACTS

         The Fund may from time to time enter into equity swap contracts. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. For example, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the Equity Swap Contract would have increased in value had it been invested in the stocks comprising the S&P 500 Index in proportion to the composition of the Index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the Equity Swap Contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any Equity Swap Contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index less the interest paid by the Fund on the notional amount. The Fund will only enter into Equity Swap Contracts on a net basis, I.E., the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. Payments under the Equity Swap Contracts may be made at the conclusion of the contract or periodically during its term.

         If there is a default by the counterparty to an Equity Swap Contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that Equity Swap Contract counterparties will be able to meet their obligations pursuant to Equity Swap Contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to Equity Swap Contracts. The Fund will closely monitor the credit of Equity Swap Contract counterparties in order to minimize this risk.

         The Fund may from time to time enter into the opposite side of Equity Swap Contracts (I.E., where the Fund is obligated to pay the increase (net of interest) or receive the decrease (plus interest) on the contract to reduce the amount of the Fund's equity market exposure consistent with the Fund's objective. These positions are sometimes referred to as Reverse Equity Swap Contracts.

         Equity Swap Contracts will not be used to leverage the Fund. The Fund will not enter into any Equity Swap Contract or Reverse Equity Swap Contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's or S&P. Since the SEC considers Equity Swap Contracts and Reverse Equity Swap Contracts to be illiquid securities, the Fund will not invest in Equity Swap Contracts or Reverse Equity Swap Contracts if the total value of such investments together with that of all other illiquid securities which the Fund owns would exceed any limitation imposed by the SEC Staff.

         The Adviser does not believe that the Fund's obligations under Equity Swap Contracts or Reverse Equity Swap Contracts are senior securities and, accordingly, the Fund will not treat them as being subject to its borrowing restrictions. However, the net amount of the excess, if any, of the Fund's obligations over its respective entitlements with respect to each Equity Swap Contract and each Reverse Equity Swap Contract will be accrued on a daily basis and an amount of cash, U.S. Government securities or other liquid high quality debt securities having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian.

FOREIGN CURRENCY TRANSACTIONS

         The Fund may invest in foreign currency transactions. Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. The Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Fund may also purchase and sell foreign currency futures contracts and related options (see "Purchase and Sale of Currency Futures Contracts and Related Options"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers.

         Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. The Fund will direct its custodian to segregate high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when the Adviser believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when the Adviser believes that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

         The Fund may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the fund securities are denominated (a "cross-hedge").

         Foreign currency hedging transactions are an attempt to protect the Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

         The Fund's custodian will segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating all or part of such securities, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

         The Fund is dollar-denominated and therefore consideration is given to hedging part or all of the portfolio back to U.S. dollars from international currencies. All decisions to hedge are based upon an analysis of the relative value of the U.S. dollar on an international purchasing power parity basis (purchasing power parity is a method for determining the relative purchasing power of different currencies by comparing the amount of each currency required to purchase a typical bundle of goods and services to domestic markets) and an estimation of short-term interest rate differentials (which affect both the direction of currency movements and also the cost of hedging).

         For more information about the risks associated with foreign investments see "Investment Risks."

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

         FUTURES CONTRACTS IN GENERAL. A futures contract is an agreement between two parties for the future delivery of fixed income securities or equity securities or for the payment or acceptance of a cash settlement in the case of futures contracts on an index of fixed income or equity securities. A "sale" of a futures contract means the contractual obligation to deliver the securities at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated "contract markets" by the CFTC and must be executed through a brokerage firm, known as a futures commission merchant, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury Bonds, Treasury Notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury Bills, bank certificates of deposit, and on indices of municipal, corporate and government bonds.

         While futures contracts based on securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. The Fund will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, the Fund must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the Fund that engages in futures transactions may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to a futures contract based on securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

         Futures contracts on indices of securities are settled through the making and acceptance of cash settlements based on changes in value of the underlying rate or index between the time the contract is entered into and the time it is liquidated.

         FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND RELATED INDICES. As noted in its respective prospectuses, the Fund may enter into transactions in futures contracts for the purpose of hedging a relevant portion of their portfolios. The Fund may enter into transactions in futures contracts that are based on U.S. Government obligations, including any index of government obligations that may be available for trading. Such transactions will be entered into where movements in the value of the securities or index underlying a futures contract can be expected to correlate closely with movements in the value of securities held in the Fund. For example, the Fund may sell futures contracts in anticipation of a general rise in the level of interest rates, which would result in a decline in the value of its fixed income securities. If the expected rise in interest rates occurs, the Fund may realize gains on its futures position, which should offset all or part of the decline in value of fixed income fund securities. The Fund could protect against such decline by selling fixed income securities, but such a strategy would involve higher transaction costs than the sale of futures contracts and, if interest rates again declined, the Fund would be unable to take advantage of the resulting market advance without purchases of additional securities.

         The purpose of the purchase or sale of a futures contract on government securities and indices of government securities, in the case of the Fund, which hold or intend to acquire long-term debt securities, is to protect the Fund from fluctuations in interest rates without actually buying or selling long-term debt securities. For example, if long-term bonds are held by the Fund, and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds held by the Fund. If interest rates did increase, the value of the debt securities in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. When the Fund is not fully invested and a decline in interest rates is anticipated, which would increase the cost of fixed income securities that the Fund intends to acquire, it may purchase futures contracts. In the event that the projected decline in interest rates occurs, the increased cost of the securities acquired by the Fund should be offset, in whole or part, by gains on the futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of transactions involving futures contracts on fixed income securities, the Fund will purchase the securities upon termination of the long futures positions, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

         Similarly, when it is expected that interest rates may decline, futures contracts on fixed income securities and indices of government securities may be purchased for the purpose of hedging against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of such futures contracts should be similar to that of long-term bonds, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds in the cash market. Similar results could be accomplished by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of these futures contracts as an investment technique allows the Fund to act in anticipation of such an interest rate decline without having to sell its portfolio securities. To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained by the Fund will consist of cash, cash equivalents or high quality debt securities of the Fund in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial deposit and variation margin payments made by the Fund with respect to such futures contracts.

         STOCK INDEX FUTURES CONTRACTS. The Fund may sell stock index futures contracts in order to offset a decrease in market value of its securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of securities to be sold. Conversely, the Fund may purchase stock index futures contracts in order to protect against anticipated increases in the cost of securities to be acquired.

         In addition, the Fund may utilize stock index futures contracts in anticipation of changes in the composition of its portfolio. For example, in the event that the Fund expects to narrow the range of industry groups represented in its portfolio, it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. As such securities are acquired, the Fund's futures positions would be closed out. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

         OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser (the "holder") the right, but not the obligation, to purchase a position in the underlying futures contract (I.E., a purchase of such futures contract) in the case of an option to purchase (a "call" option), or a "short" position in the underlying futures contract (I.E., a sale of such futures contract) in the case of an option to sell (a "put" option), at a fixed price (the "strike price") up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchase of the option assumes is equal to the premium plus related transaction costs, although this entire amount may be lost. Upon exercise of the option by the holder, the exchange clearing corporation establishes a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         OPTIONS ON FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND RELATED INDICES. The Fund may purchase put options on futures contracts in which the Fund is permitted to invest for the purpose of hedging a relevant portion of their portfolios against an anticipated decline in the values of portfolio securities resulting from increases in interest rates, and may purchase call options on such futures contracts as a hedge against an interest rate decline when they are not fully invested. The Fund would write options on these futures contracts primarily for the purpose of terminating existing positions.

         OPTIONS ON STOCK INDEX FUTURES CONTRACTS, OPTIONS ON STOCK INDICES AND OPTIONS ON EQUITY SECURITIES. The Fund may purchase put options on stock index futures contracts, stock indices or equity securities for the purpose of hedging the relevant portion of their portfolio securities against an anticipated market-wide decline or against declines in the values of individual portfolio securities, and they may purchase call options on such futures contracts as a hedge against a market advance when they are not fully invested. The Fund would write options on such futures contracts primarily for the purpose of terminating existing positions. In general, options on stock indices will be employed in lieu of options on stock index futures contracts only where they present an opportunity to hedge at lower cost. With respect to options on equity securities, the Fund may, under certain circumstances, purchase a combination of call options on such securities and U.S. Treasury bills. The Adviser believes that such a combination may more closely parallel movements in the value of the security underlying the call option than would the option itself.

         Further, while the Fund generally would not write options on individual portfolio securities, it may do so under limited circumstances known as "targeted sales" and "targeted buys," which involve the writing of call or put options in an attempt to purchase or sell portfolio securities at specific desired prices. The Fund would receive a fee, or a "premium," for the writing of the option. For example, where the Fund seeks to sell portfolio securities at a "targeted" price, it may write a call option at that price. In the event that the market rises above the exercise price, it would receive its "targeted" price, upon the exercise of the option, as well as the premium income. Also, where it seeks to buy portfolio securities at a "targeted" price, it may write a put option at that price for which it will receive the premium income. In the event that the market declines below the exercise price, the Fund would pay its "targeted" price upon the exercise of the option. In the event that the market does not move in the direction or to the extent anticipated, however, the targeted sale or buy might not be successful and the Fund could sustain a loss on the transaction that may not be offset by the premium received. In addition, the Fund may be required to forego the benefit of an intervening increase or decline in value of the underlying security.

         OPTIONS AND FUTURES STRATEGIES. The Adviser may seek to increase the current return of the Fund by writing covered call or put options. In addition, through the writing and purchase of options and the purchase and sale of U.S. and certain foreign stock index futures contracts, interest rate futures contracts, foreign currency futures contracts and related options on such futures contracts, the Adviser may at times seek to hedge against a decline in the value of securities included in the Fund or an increase in the price of securities that it plans to purchase for the Fund. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return. The Fund's investment in foreign stock index futures contracts and foreign interest rate futures contracts, and related options on such futures contracts, are limited to only those contracts and related options that have been approved by the CFTC for investment by U.S. investors. Additionally, with respect to the Fund's investment in foreign options, unless such options are specifically authorized for investment by order of the CFTC or meet the definition of trade options as set forth in CFTC Rule 32.4, the Fund will not make these investments.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices, foreign government securities and foreign currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below. Furthermore, the Fund's ability to engage in options and futures transactions may be limited by tax considerations. Although the Fund will only engage in options and futures transactions for limited purposes, these activities will involve certain risks which are described below under "Risk Factors Associated with Futures and Options Transactions." The Fund will not engage in options and futures transactions for leveraging purposes.

         WRITING COVERED OPTIONS ON SECURITIES. The Fund may write covered call options and covered put options on securities in which it is permitted to invest from time to time as the Adviser determines is appropriate in seeking to attain its objective. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will maintain in a separate account cash or short-term U.S. Government securities with a value equal to or greater than the exercise price of the underlying securities. The Fund may also write combinations of covered puts and calls on the same underlying security.

         The Fund will receive a premium from writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

         The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

         PURCHASING PUT AND CALL OPTIONS ON SECURITIES. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

         The Fund may also purchase call options to hedge against an increase in prices of securities that it wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, the Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

         PURCHASE AND SALE OF OPTIONS AND FUTURES ON STOCK INDICES. The Fund may purchase and sell options on non-U.S. stock indices and stock index futures as a hedge against movements in the equity markets.

         Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         If the Adviser expects general stock market prices to rise, the Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Fund's index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, the Fund might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities in the Fund may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such put option or futures contract.

         PURCHASE AND SALE OF INTEREST RATE FUTURES. The Fund may purchase and sell interest rate futures contracts on foreign government securities including, but not limited to, debt securities of the governments and central banks of France, Germany, Denmark and Japan for the purpose of hedging fixed income and interest sensitive securities against the adverse effects of anticipated movements in interest rates.

         The Fund may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the fixed income securities held by the Fund will fall, thus reducing the net asset value of the Fund. This interest rate risk can be reduced without employing futures as a hedge by selling long-term fixed income securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs to the Fund in the form of dealer spreads and brokerage commissions.

         The sale of interest rate futures contracts provides an alternative means of hedging against rising interest rates. As rates increase, the value of the Fund's short position in the futures contracts will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund's investments that are being hedged. While the Fund will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position which operates to terminate the position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

         OPTIONS ON STOCK INDEX FUTURES CONTRACTS AND INTEREST RATE FUTURES CONTRACTS. The Fund may purchase and write call and put options on non-U.S. stock index and interest rate futures contracts. The Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures. For example, the Fund may purchase put options or write call options on stock index futures, or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Fund intends to purchase.

         PURCHASE AND SALE OF CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, the Fund may buy or sell currency futures contracts and related options. If a fall in exchange rates for a particular currency is anticipated, the Fund may sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge. If it is anticipated that exchange rates will rise, the Fund may purchase a currency futures contract or a call option thereon or sell (write) a put option to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated currency rate changes, and all options on currency futures written by the Fund will be covered.

         A currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a special price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is fixed at the point of sale.

         The Fund will write (sell) only covered put and call options on currency futures. This means that the Fund will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. The Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on stock index futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by the Fund in cash, Treasury bills, or other high grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by the Fund falls below 100% of the market value of the call written by the Fund, the Fund will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference. Alternatively, the Fund may cover the call option through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund. In the case of put options on currency futures written by the Fund, the Fund will hold the aggregate exercise price in cash, Treasury bills, or other high grade short-term obligations in a segregated account with its custodian, or own put options on currency futures or short currency futures, with the difference, if any, between the market value of the put written and the market value of the puts purchased or the currency futures sold maintained by the Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the put options purchased or the currency futures by the Fund falls below 100% of the market value of the put options written by the Fund, the Fund will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference.

         If other methods of providing appropriate cover are developed, the Fund reserves the right to employ them to the extent consistent with applicable regulatory and exchange requirements. In connection with transactions in stock index options, stock index futures, interest rate futures, foreign currency futures and related options on such futures, the Fund will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

         LIMITATIONS ON PURCHASE OF OPTIONS. The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed 15% of the Fund's assets. The Adviser intends to limit the Fund's writing of over-the-counter options in accordance with the following procedure. The Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which the Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, of the option's intrinsic value (I.E., the amount that the option is in-the-money). The formula also may include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. The Fund will treat all or a part of the formula price as illiquid for purposes of any limitation on illiquid securities imposed by the SEC staff.

Risk Factors Associated with Futures and Options Transactions

         The effective use of options and futures strategies depends on, among other things, the Fund's ability to terminate options and futures positions at times when its the Adviser deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the Adviser believes that a liquid secondary market exists for such option or future, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Fund generally expects that its options and futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         Options and futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these types of transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of securities which are the subject of the hedge. Such correlation, particularly with respect to options on stock indices and stock index futures, is imperfect, and such risk increases as the composition of the Fund diverges from the composition of the relevant index. The successful use of these strategies also depends on the ability of the Adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

         In addition to certain risk factors described above, the following sets forth certain information regarding the potential risks associated with the Fund's futures and options transactions.

         RISK OF IMPERFECT CORRELATION. The Fund's ability effectively to hedge all or a portion of its portfolio through transactions in futures, options on futures or options on stock indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the relevant portion of the Fund's securities. If the values of the securities being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the fund securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken. Stock index futures or options based on a narrower index of securities may present greater risk than options or futures based on a broad market index, as a narrower index is more susceptible to rapid and extreme fluctuations resulting from changes in the value of a small number of securities. The Fund would, however, effect transactions in such futures or options only for hedging purposes.

         The trading of futures and options on indices involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. The purchase of an option on a futures contract also involves the risk that changes in the value of underlying futures contract will not be fully reflected in the value of the option purchased. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or termination date of the option approaches. The risk incurred in purchasing an option on a futures contract is limited to the amount of the premium plus related transaction costs, although it may be necessary under certain circumstances to exercise the option and enter into the underlying futures contract in order to realize a profit. Under certain extreme market conditions, it is possible that the Fund will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the Fund.

         The Fund will purchase or sell futures contracts or options only if, in the Adviser's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the Fund's portfolio for the hedge to be effective. There can be no assurance that the Adviser's judgment will be accurate.

         POTENTIAL LACK OF A LIQUID SECONDARY MARKET. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require the Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures or options market may be lacking. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Fund will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability effectively to hedge its securities, or the relevant portion thereof.

         The liquidity of a secondary market in a futures contract or an option on a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         RISK OF PREDICTING INTEREST RATE MOVEMENTS. Investments in futures contracts on fixed income securities and related indices involve the risk that if the Adviser's investment judgment concerning the general direction of interest rates is incorrect, the Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if the Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

         TRADING AND POSITION LIMITS. Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Adviser does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Fund's investments.

         REGULATIONS ON THE USE OF FUTURES AND OPTIONS CONTRACTS. Regulations of the CFTC require that the Fund enter into transactions in futures contracts and options thereon for hedging purposes only, in order to assure that they are not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by the Fund, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Fund, and accrued profits on such positions. In addition, the Fund may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Fund's total assets.

         When the Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be segregated with the Fund's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

         The Fund's ability to engage in the hedging transactions described herein may be limited by the current federal income tax requirement that the Fund derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months. The Fund also may further limit their ability to engage in such transactions in response to the policies and concerns of various Federal and state regulatory agencies. Such policies may be changed by vote of the Board of Trustees.

         Additional Information on Futures and Options

         As stated in the prospectus, the Fund may enter into futures contracts and options for hedging purposes. Such transactions are described in this Schedule. During the current fiscal year, the Fund intends to limit its transactions in futures contracts and options so that not more than 5% of the Fund's net assets are at risk. Furthermore, in no event would any Fund purchase or sell futures contracts, or related options thereon, for hedging purposes if, immediately thereafter, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, exceeds 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts and excluding the amount that a futures option is "in-the-money" at the time of purchase. (An option to buy a futures contract is "in-the-money" if the value of the contract that is subject to the option exceeds the exercise price; an option to sell a futures contract is "in-the-money" if the exercise Price exceeds the value of the contract that is subject of the option.)

I. Interest Rate Futures Contracts.

         Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures market have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

         Description of Interest Rates Futures Contracts. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized changes. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

         A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; GNMA modified pass-through mortgage-backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

         Examples of Futures Contract Sale. The Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The Adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio securities does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

         In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

         The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

         If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

         Examples of Future Contract Purchase. The Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, E.G., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

         For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9-1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract Purchase.

         The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

         If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase.

         In each transaction, expenses also would be incurred.

II.      Index Futures Contracts.

         A stock or bond index assigns relative values to the stocks or bonds included in the index, and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contract, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100, the Bond Buyer Municipal Bond Index, an index composed of 40 term revenue and general obligation bonds, or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

         The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

         In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund also may sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

         The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future

                Hedge Objective: Protect Against Increasing Price

              Portfolio                    Futures

                                  -Day Hedge is Placed

Anticipate Buying $62,500                  Buying 1 Index Futures at 125
     Equity Portfolio                      Value of Futures = $62,500/Contract

                                  -Day Hedge is Lifted-

Buy Equity Portfolio with                  Sell 1 Index Futures at 130
     Actual Cost = $65,000                 Value of Futures = $65,000/Contract
     Increase in Purchase                  Gain on Futures = $2,500
Price = $2,500

                HEDGING A STOCK PORTFOLIO: Sell the Future Hedge

          Objective: Protect Against Declining (Value of the Portfolio)

Factors

Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index - 1.0

              Portfolio                    Futures

                                  -Day Hedge is Placed

Anticipate Selling $1,000,000              Sell 16 Index Futures at 125
     Equity Portfolio                      Value of Futures = $1,000,000

                                  -Day Hedge is Lifted-

Equity Portfolio-Own                       Buy 16 Index Futures at 120
     Stock with Value = $960,000           Value of Futures = $960,000
     Loss in Portfolio                     Gain on Futures = $40,000
       Value = $40 000

      IF, HOWEVER, THE MARKET MOVED IN THE OPPOSITE DIRECTION, THAT IS, MARKET VALUE DECREASED AND THE FUND HAD ENTERED INTO AN ANTICIPATORY PURCHASE HEDGE, OR MARKET VALUE INCREASED AND THE FUND HAD HEDGED ITS STOCK PORTFOLIO, THE RESULTS OF THE FUND'S TRANSACTIONS IN STOCK INDEX FUTURES WOULD BE AS SET FORTH BELOW.

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future

                Hedge Objective: Protect Against Increasing Price

              Portfolio                    Futures

                                  -Day Hedge is Placed

Anticipate Buying $62,500                  Buying 1 Index Futures at 125
     Equity Portfolio                      Value of Futures = $62,500/Contract

                                  -Day Hedge is Lifted-

Buy Equity Portfolio with                  Sell 1 Index Futures at 120
     Actual Cost = $60,000                 Value of Futures = $60,000/Contract
     Decrease in Purchase                  Loss on Futures = $2,500/Contract
     Price = $2,500

                   HEDGING A STOCK PORTFOLIO: Sell the Future

                   Hedge Objective: Protect Against Declining

                             Value of the Portfolio

Factors

Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index - 1.0

              Portfolio                    Futures
                                  -Day Hedge is Placed

Anticipate Selling $1,000,000              Sell 16 Index Futures at 125
     Equity Portfolio                      Value of Futures = $1,000,000
                                  -Day Hedge is Lifted-

Equity Portfolio-Own                       Buy 16 Index Futures at 130
     Stock with Value = $1,040,000         Value of Futures = $1,040,000
     Gain in Portfolio = $40,000           Loss of Futures = $40,000
       Value = $40,000

III.     Margin Payments

         Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's Custodian an amount of cash or cash equivalents, the value, of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable, the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.      Risks of Transactions in Futures Contracts

         There are several risks in connection with the use of futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at Al. If the price of the securities being hedged has moved in a favorable direction, this advance will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

         To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It also is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance, and the value of securities held by the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

         Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of Price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser still may not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

         Successful use of futures by the Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

V.       Options on Futures Contracts.

         The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Fund does not currently intend to write future options, and will not do so in the future absent any necessary regulatory approvals.

         Accounting Treatment.

         Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

GUARANTEED INVESTMENT CONTRACTS

         Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to the Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

         The Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

INTEREST RATE TRANSACTIONS

         Among the strategic transactions into which the Fund may enter are interest rate swaps and the purchase or sale of related caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, E.G. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

         The Fund will usually enter into swaps on a net basis, I.E., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps, caps and floors are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's Corporation or Moody's Investors Service, Inc. or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Fund's net obligation, if any.

LOWER RATED (OR HIGH YIELD) DEBT SECURITIES

         The yields on lower rated debt and comparable unrated fixed-income securities generally are higher than the yields available on higher-rated securities. However, investments in lower rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Lower rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in the Fund's portfolio, with a commensurate effect on the value of the Fund's shares. Therefore, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

         The market prices of lower rated securities may fluctuate more than higher rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.

         Since the risk of default is higher for lower rated securities, the Adviser will try to minimize the risks inherent in investing in lower rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.

         Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. The Fund's policies regarding lower rated debt securities are not fundamental and may be changed at any time without shareholder approval.

         While the market values of lower rated debt and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower rated debt and comparable unrated securities may diminish the Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

         Fixed-income securities, including lower rated debt securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

         The market for certain lower rated debt and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

OPTIONS ON CURRENCIES

         The Fund may purchase and sell options on currencies to hedge the value of securities the Fund holds or intends to buy. Options on foreign currencies may be traded on U.S. and foreign exchanges or over-the-counter.

OTHER INVESTMENT COMPANIES

         In seeking to attain their investment objectives, the Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive relief obtained by the Fund. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including Advisory fees. These expenses would be in addition to the Advisory and other expenses that the Fund bears in connection with its own operations. The Adviser has agreed to remit to the respective investing Fund fees payable to it under its respective Investment Advisory Agreement with an affiliated money market Fund to the extent such fees are based upon the investing Fund's assets invested in shares of the affiliated money market fund.

PARTICIPATION INTERESTS AND COMPANY RECEIPTS

         The Fund may purchase from domestic financial institutions and trusts created by such institutions participation interests and trust receipts in high quality debt securities. A participation interest or receipt gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest or receipt bears to the total principal amount of the security. As to certain instruments for which the Fund will be able to demand payment, the Fund intends to exercise its right to do so only upon a default under the terms of the security, as needed to provide liquidity or to maintain or improve the quality of its investment portfolio. It is possible that a participation interest or trust receipt may be deemed to be an extension of credit by the Fund to the issuing financial institution rather than to the obligor of the underlying security and may not be directly entitled to the protection of any collateral security provided by the obligor. In such event, the ability of the Fund to obtain repayment could depend on the issuing financial institution.

         Participation interests and trust receipts may have fixed, floating or variable rates of interest, and will have remaining maturities of thirteen months or less (as defined by the SEC). If a participation interest or trust receipt is unrated, the Adviser will have determined that the interest or receipt is of comparable quality to those instruments in which the Fund may invest pursuant to guidelines approved by the Board of Trustees. For certain participation interests or trust receipts the Fund will have the right to demand payment, on not more than 30 days' notice, for all or any part of the Fund's participation interest or trust receipt in the securities involved, plus accrued interest.

REAL ESTATE INVESTMENT TRUSTS

         A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

         REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended.

REPURCHASE AGREEMENTS

         The repurchase price under any repurchase agreements described in the prospectuses generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Trust's custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Trust under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

         At the time the Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Fund does not establish and maintain a segregated account (as described above). In addition, some or all of the proceeds received by the Fund from the sale of a portfolio instrument may be applied to the purchase of a repurchase agreement. To the extent the proceeds are used in this fashion and a common broker/dealer is the counterparty on both the reverse repurchase agreement and the repurchase agreement, the arrangement might be recharacterized as a swap transaction. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Fund may not establish a segregated account when the Adviser believes it is not in the best interests of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

SECURITIES LENDING

         To increase return on portfolio securities, the Fund may lend its portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, an irrevocable letter of credit issued by (i) a U.S. bank that has total assets exceeding $1 billion and that is a member of the Federal Deposit Insurance Corporation, or (ii) a foreign bank that is one of the 75 largest foreign commercial banks in terms of total assets, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund involved exceeds 33% of the value of its total assets which may include cash collateral received for securities loaned. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. Pursuant to the securities loan agreement the Fund is able to terminate the securities loan upon notice of not more than five business days and thereby secure the return to the Fund of securities identical to the transferred securities upon termination of the loan.

SHORT SALES

         The Fund may from time to time enter into short sales transactions. The Fund will not make short sales of securities nor maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by the Fund for the purpose of deferring recognition of gain or loss for federal income tax purposes.

SPECIAL SITUATIONS

         The Fund may invest in "special situations." A special situation arises when, in the opinion of the Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS")

         The Fund may purchase Standard & Poor's Depositary Receipts, or SPDRs, which are interests in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, the Fund's investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act.

         SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, the Fund would indirectly bear its ratable share of that unit investment trust's expenses. At the same time the Fund would continue to pay its own management and advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

         SPDRs are subject to the risks of an investment in a broadly based portfolio of large-capitalization common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called "creation unit size" and are redeemable in kind only and are not redeemable for cash from the unit investment trust. The price of SPDRs is derived and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Fund could result in losses on SPDRs.

STRIPPED SECURITIES

         The Fund may purchase stripped securities issued or guaranteed by the U.S. Government, where the principal and interest components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under STRIPS, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

         In addition, the Fund may purchase stripped mortgage-backed securities ("SMBS") issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be full recovered. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's per share net asset value.

         Although stripped securities may not pay interest to holders prior to maturity, Federal income tax regulations require the Fund to recognize as interest income a portion of the bond's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

U.S. AND FOREIGN BANK OBLIGATIONS

         These obligations include negotiable certificates of deposit, banker's acceptances and fixed time deposits. The Fund limits its investments in domestic bank obligations to banks having total assets in excess of $1 billion and subject to regulation by the U.S. Government. The Fund may also invest in certificates of deposit issued by members of the Federal Deposit Insurance Corporation ("FDIC") having total assets of less than $1 billion, provided that the Fund will at no time own more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully covered by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Fund, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposit to a third party.

         The Fund limits any investments in foreign bank obligations (I.E., obligations of foreign branches and subsidiaries of domestic banks, and domestic and foreign branches and agencies of foreign banks) to obligations of banks which at the time of investment are branches or subsidiaries of domestic banks which meet the criteria in the preceding paragraphs or are branches or agencies of foreign banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, pursuant to the established by the Board of Trustees of the Trust, are of an investment quality comparable to obligations of domestic banks which may be purchased by the Fund. These obligations may be general obligations of the parent bank in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Fund also limits its investments in foreign bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, The Netherlands, Italy and Switzerland), Scandinavia (Denmark and Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The Fund will limit its investment in securities of foreign banks to not more than 20% of total assets at the time of investment.

         The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of the total assets of the Fund.

U.S. GOVERNMENT OBLIGATIONS

         The Fund may invest in U.S. Government obligations. Examples of the types of U.S. Government obligations that may be held by the Fund include, in addition to U.S. Treasury bonds, notes and bills, the obligations of the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Tennessee Valley Authority, Resolution Funding Corporation and Maritime Administration. Obligations guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include: (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. If such participations are illiquid they will not be purchased.

         U.S. Government obligations include principal and interest components of securities issued or guaranteed by the U.S. Treasury if the components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program. Obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities may also be acquired in the form of custodial receipts. These receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

         Options, futures and forward foreign currency contracts that obligate the Fund to provide cash, securities or currencies to complete such transactions will entail that Fund to either segregate assets in an account with, or on the books of, the Trust's custodian, or otherwise "covering" the transaction as described below. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or liquid assets sufficient to meet the obligation by purchasing and delivering the securities if the call is exercised. A call option written on an index will require that Fund to have portfolio securities that correlate with the index. A put option written by the Fund also will require that Fund to have available assets sufficient to purchase the securities the Fund would be obligated to buy if the put is exercised.

         A forward foreign currency contract that obligates the Fund to provide currencies will require the Fund to hold currencies or liquid securities denominated in a foreign currency which will equal the Fund's obligations. Such a contract requiring the purchase of currencies also requires segregation.

         Unless a segregated account consists of the securities, cash or currencies that are the subject of the obligation, the Fund will hold cash, U.S. Government securities and other high grade liquid debt obligations in a segregated account. These assets cannot be transferred while the obligation is outstanding unless replaced with other suitable assets. In the case of an index-based transaction, the Fund could own securities substantially replicating the movement of the particular index.

         In the case of a futures contract, the Fund must deposit initial margin and variation margin, as often as daily, if the position moves adversely, sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Similarly, options on futures contracts require the Fund to deposit margin to the extent necessary to meet the Fund's commitments.

         In lieu of such assets, such transactions may be covered by other means consistent with applicable regulatory policies. The Fund may enter into off-setting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Of course, the off-setting transaction must terminate at the time of or after the primary transaction.

VARIABLE- AND FLOATING-RATE INSTRUMENTS

         The Fund may purchase variable-rate and floating rate obligations. If such instrument is not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable-rate demand instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligations next interest rate adjustment. Other variable-rate obligations will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument.

         Variable-rate demand notes held by a Money Market Fund may have maturities of more than 397 days, provided (i) the Fund is entitled to payment principal on not more than 30 days' notice, or at specified intervals not exceeding 397 days (upon not more than 30 days' notice), and (ii) the rate of interest on such note is adjusted automatically at periodic intervals which may extend up to 397 days.

         The variable- and-floating rate demand instruments that the Fund may purchase include participations in Municipal Securities purchased from and owned by financial institutions, primarily banks. Participation interests provide the Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed 30 days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Fund. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit, and issuing the repurchase commitment.

WARRANTS

         The Fund is permitted to invest in warrants. Warrants are privileges issued by corporations enabling the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS

         The Fund may agree to purchase securities on a when-issued basis or enter into a forward commitment to purchase securities. When the Fund engages in these transactions, its custodian will segregate cash, U.S. Government securities or other high quality debt obligations equal to the amount of the commitment. Normally, the custodian will segregate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Fund's commitment. Because the Fund will segregate cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be adversely affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

         The Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

         When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of the Fund starting on the date the Fund agrees to purchase the securities. The Fund does not earn dividends on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

PORTFOLIO TURNOVER

         Generally, the Fund will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If the Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Portfolio and its shareholders. For the Fund's portfolio turnover rates, see the "Financial Highlights" in the prospectus.

INVESTMENT RISKS AND CONSIDERATIONS

         In addition to the investment risks and considerations identified in certain of the securities descriptions above, there are additional investment risks and considerations associated with an investment in certain of the Fund.

         Investments by a Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this SAI, the stock market, as measured by the S&P 500 Index and other commonly used indexes, was trading at or close to record levels. There can be no guarantee that these levels will continue.

         The value of the Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. In addition, obligations with the lowest investment grade rating (E.G., "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's")) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.

         Certain of the Fund's investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with the Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Fund's investments in particular instruments, see "Appendix A -- Fund Securities."

         The Fund may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.

                             MANAGEMENT OF THE TRUST

         The business and affairs of the Trust is managed under the direction of its Board of Trustees. This SAI contains the names of and general background information concerning each Trustee. The Trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Those trustees who are "interested persons" of the Trust (as defined in the 1940 Act) are indicated by an asterisk(*).

                                                                         PRINCIPAL OCCUPATIONS
                                                                         DURING PAST 5 YEARS
                                      POSITION WITH                      AND CURRENT
NAME, ADDRESS, AND AGE                THE TRUST                          DIRECTORSHIPS/TRUSTEESHIPS
----------------------                ---------                          --------------------------
Edmund L. Benson, III, 62             Trustee                            Director, President and Treasurer,
Saunders & Benson, Inc.                                                  Saunders & Benson, Inc. (Insurance),
1510 Willow Lawn Drive                                                   Insurance Managers, Inc.
Suite 216                                                                (insurance); Trustee, Nations
Richmond, VA 23230                                                       Reserves, Master Investment Trust,
                                                                         Nations Annuity Trust and Nations
                                                                         Fund Trust; Director, Nations Fund,
                                                                         Inc., and Nations LifeGoal Funds,
                                                                         Inc.; Director, Nations Fund
                                                                         Portfolios, Inc. through August,
                                                                         1999.

William P. Carmichael, 66             Trustee                            Trustee - 231 Funds (investment
Succession Fund                                                          company) from 1993 to 1995, Time
The Wrigley Building                                                     Horizon Fund (investment company)
400 North Michigan Avenue                                                from 1995 to 1999, Pacific
Suite 1016                                                               Innovations Trust (investment
Chicago, IL  60611                                                       company) from 1997 to 1999, Nations
                                                                         Annuity Trust (investment company)
                                                                         since December 1999, Nations Master
                                                                         Investment Trust (investment company)
                                                                         since December 1999 and Nations Funds
                                                                         Trust (investment company) since
                                                                         December 1999; Director- The Hain
                                                                         Food Group, Inc. (specialty food
                                                                         products distributor) until December
                                                                         1998, Cobra Electronics Corporation
                                                                         (electronic equipment manufacturer),
                                                                         Opta Food Ingredients, Inc. (food
                                                                         ingredients manufacturer), Golden
                                                                         Rule Insurance Company, Nations
                                                                         LifeGoal Funds, Inc. (investment
                                                                         company) since December 1999.


                                       31

                                                                         PRINCIPAL OCCUPATIONS
                                                                         DURING PAST 5 YEARS
                                      POSITION WITH                      AND CURRENT
NAME, ADDRESS, AND AGE                THE TRUST                          DIRECTORSHIPS/TRUSTEESHIPS
----------------------                ---------                          --------------------------
James Ermer, 56                       Trustee                            Retired Executive Vice President,
11511 Compass Point Drive                                                Corporate Development and Planning -
Ft. Myers, FL  33908                                                     Land America (title insurance);
                                                                         Senior Vice President, Finance - CSX
                                                                         Corporation (transportation and
                                                                         natural resources);  Director -
                                                                         National Mine Service (mining
                                                                         supplies), Lawyers Title Corporation
                                                                         (title insurance);  Trustee, Nations
                                                                         Reserves, Nations Fund Trust,
                                                                         Nations Annuity Trust and Nations
                                                                         Master Investment Trust; Director,
                                                                         Nations Fund, Inc. and Nations
                                                                         LifeGoal Funds, Inc.; Director,
                                                                         Nations Fund Portfolios, Inc.
                                                                         through August, 1999.

William H. Grigg, 66                  Trustee                            Chairman Emeritus since July 1997,
Duke Power Co.                                                           Chairman and Chief Executive Officer
16092A Reap Road                                                         from April 1994 to July 1997 - Duke
Albermarle, NC  28001                                                    Power Co.; Director -  The Shaw
                                                                         Group, Inc.; Director and Vice
                                                                         Chairman, Aegis Insurance Services,
                                                                         Ltd. (a mutual insurance company in
                                                                         Bermuda); Trustee,  Nations
                                                                         Reserves, Nations Fund Trust,
                                                                         Nations Annuity Trust and Nations
                                                                         Master Investment Trust; Director,
                                                                         Hatteras Income Securities, Inc.,
                                                                         Nations Government Income Term Trust
                                                                         2003, Inc., Nations Government
                                                                         Income Term Trust 2004, Inc.,
                                                                         Nations Balanced Target Maturity
                                                                         Fund, Inc., Nations Fund, Inc. and
                                                                         Nations LifeGoal Funds, Inc.;
                                                                         Director, Nations Fund Portfolios,
                                                                         Inc. through August, 1999.

Thomas F. Keller, 67                  Trustee                            R.J. Reynolds Industries Professor
Fuqua School of Business                                                 of Business Administration and
P.O. Box 90120                                                           Former Dean - Fuqua School of
Duke University                                                          Business, Duke University; Director
Durham, NC 27708                                                         - LADD Furniture, Inc. (furniture),
                                                                         Wendy's International, Inc.
                                                                         (restaurant operating and
                                                                         franchising), American Business
                                                                         Products, Inc. (printing services),
                                                                         Dimon, Inc. (tobacco), Biogen, Inc.
                                                                         (pharmaceutical biotechnology);
                                                                         Trustee, The Mentor Funds, Mentor
                                                                         Institutional Trust, Cash Reserve
                                                                         Trust, Nations Reserves, Nations
                                                                         Fund Trust, Nations Annuity Trust
                                                                         and Nations Master Investment Trust;
                                                                         Director, Hatteras Income
                                                                         Securities, Inc., Nations Government
                                                                         Income Term Trust 2003, Inc.,
                                                                         Nations Government Income Term Trust
                                                                         2004, Inc., Nations Balanced Target
                                                                         Maturity Fund, Inc. and Nations
                                                                         LifeGoal Funds, Inc.; Director,
                                                                         Nations Fund Portfolios, Inc.
                                                                         through August, 1999.

Carl E. Mundy, Jr., 64                Trustee                            President and CEO - USO from May
USO World Headquarters                                                   1996 to present; Commandant - United
Washington Navy Yard                                                     States Marine Corps from July 1991
Building 198                                                             to July 1995; Director -
901 M Street, S.E.                                                       Shering-Plough (pharmaceuticals and
Washington, D.C.  20374-5096                                             health care products); General
                                                                         Dynamics Corporation (defense
                                                                         systems); Trustee, Nations Reserves,
                                                                         Nations Fund Trust, Nations Annuity
                                                                         Trust and Nations Master Investment
                                                                         Trust; Director, Nations Fund, Inc.
                                                                         and Nations LifeGoal Funds, Inc.;
                                                                         Director, Nations Fund Portfolios,
                                                                         Inc. through August, 1999.

                                       32

                                                                         PRINCIPAL OCCUPATIONS
                                                                         DURING PAST 5 YEARS
                                      POSITION WITH                      AND CURRENT
NAME, ADDRESS, AND AGE                THE TRUST                          DIRECTORSHIPS/TRUSTEESHIPS
----------------------                ---------                          --------------------------
Dr. Cornelius J. Pings, 70*           Trustee                            President - Association of American
480 S. Orange Grove Blvd.                                                Universities from February 1993 to
Pasadena, CA  91105                                                      June 1998; Director - Farmers Group,
                                                                         Inc. (insurance company), Nations
                                                                         Fund, Inc. and Nations LifeGoal
                                                                         Funds, Inc.; Trustee, Master
                                                                         Investment Trust, Series I from 1995
                                                                         to 1999, Master Investment Trust,
                                                                         Series II from 1995 to 1997, Nations
                                                                         Reserves, Nations Fund Trust,
                                                                         Nations Annuity Trust and Nations
                                                                         Master Investment Trust.;
                                                                         Director/Trustee and Chairman -
                                                                         Pacific Horizon Funds, Inc. and
                                                                         Master Investment Trust, Series I,
                                                                         from inception to May 1999;
                                                                         Director - Time Horizon Funds and
                                                                         Pacific Innovations Trust; Director,
                                                                         Nations Fund Portfolios, Inc.
                                                                         through August, 1999.

James B. Sommers*, 60                 Trustee                            President - NationsBank Trust from
237 Cherokee Road                                                        January 1992 to September 1996;
Charlotte, NC  28207                                                     Executive Vice President -
                                                                         NationsBank Corporation from January
                                                                         1992 to May 1997; Chairman - Central
                                                                         Piedmont Community College
                                                                         Foundation; Board of Commissioners,
                                                                         Charlotte/ Mecklenberg Hospital
                                                                         Authority; Director - Nations Fund,
                                                                         Inc. and Nations LifeGoal Funds,
                                                                         Inc.; Trustee, Central Piedmont
                                                                         Community College; Mint Museum of
                                                                         Art, Nations Reserves, Nations Fund
                                                                         Trust, Nations Annuity Trust and
                                                                         Nations Master Investment Trust;
                                                                         Director, Nations Fund Portfolios,
                                                                         Inc. through August, 1999.

A. Max Walker*, 77                    President, Trustee and             Independent Financial Consultant;
4580 Windsor Gate Court               Chairman of the Board              Director and Chairman of the Board -
Atlanta, GA 30342                                                        Hatteras Income Securities, Inc.,
                                                                         Nations Government Income Term Trust
                                                                         2003, Inc., Nations Government
                                                                         Income Term Trust 2004, Inc.,
                                                                         Nations Balanced Target Maturity
                                                                         Fund, Inc.; President, Director and
                                                                         Chairman of the Board - Nations
                                                                         Fund, Inc. and Nations LifeGoal
                                                                         Funds, Inc.;  President, Trustee and
                                                                         Chairman of the Board - Nations
                                                                         Reserves, Nations Fund Trust,
                                                                         Nations Annuity Trust and Nations
                                                                         Master Investment Trust; Director,
                                                                         Nations Fund Portfolios, Inc.
                                                                         through August, 1999.

Charles B. Walker, 60                 Trustee                            Director-Ethyl Corporation (chemical
Albermarle Corporation                                                   manufacturing); Vice Chairman and
Vice Chairman and CFO                                                    Chief Financial Officer - Albemarle
330 South Fourth Street                                                  Corporation (chemical
Richmond, VA 23219                                                       manufacturing); Director, Nations
                                                                         Fund, Inc. and Nations LifeGoal
                                                                         Funds, Inc.; Trustee, Nations
                                                                         Reserves, Nations Fund Trust,
                                                                         Nations Annuity Trust and Nations
                                                                         Master Investment Trust; Director,
                                                                         Nations Fund Portfolios, Inc.
                                                                         through August, 1999.

                                       33

                                                                         PRINCIPAL OCCUPATIONS
                                                                         DURING PAST 5 YEARS
                                      POSITION WITH                      AND CURRENT
NAME, ADDRESS, AND AGE                THE TRUST                          DIRECTORSHIPS/TRUSTEESHIPS
----------------------                ---------                          --------------------------
Thomas S. Word, Jr.*, 61              Trustee                            Partner - McGuire, Woods, Battle &
McGuire, Woods, Battle & Boothe LLP                                      Boothe LLP (law firm); Director -
One James Center                                                         Vaughan-Bassett Furniture Companies,
8th Floor                                                                Inc. (furniture), Nations Fund, Inc.
Richmond, VA  23219                                                      and Nations LifeGoal Funds, Inc.;
                                                                         Trustee, Nations Reserves, Nations
                                                                         Fund Trust, Nations Annuity Trust
                                                                         and Nations Master Investment Trust;
                                                                         Director, Nations Fund Portfolios,
                                                                         Inc. through August, 1999.

Richard H. Blank, Jr., 42             Secretary and Treasurer            Senior Vice President since 1998,
Stephens Inc.                                                            Vice President from 1994 to 1998 and
111 Center Street                                                        Manager from 1990 to 1994 - Mutual
Little Rock, AR  72201                                                   Fund Services, Stephens Inc.;
                                                                         Secretary since September 1993 and
                                                                         Treasurer since November 1998 -
                                                                         Nations Fund, Inc., Nations LifeGoal
                                                                         Funds, Inc., Nations Reserves,
                                                                         Nations Fund Trust, Nations Annuity
                                                                         Trust and Nations Master Investment
                                                                         Trust.; Secretary and Treasurer,
                                                                         Nations Fund Portfolios, Inc.
                                                                         through August, 1999.

Michael W. Nolte, 38                  Assistant Secretary                Assistant Secretary - Nations Fund
Stephens Inc.                                                            Trust, Nations Fund, Inc., Nations
                                                                         Reserves, Nations LifeGoal Funds,
                                                                         Inc., Nations Annuity Trust and
                                                                         Nations Master Investment Trust;
                                                                         Assistant Secretary, Nations Fund
                                                                         Portfolios, Inc. through August,
                                                                         1999.


James E. Banks, 43                    Assistant Secretary                Assistant Secretary - Nations Fund
Stephens Inc.                                                            Trust, Nations Fund, Inc., Nations
                                                                         Reserves, Nations LifeGoal Funds,
                                                                         Inc., Nations Annuity Trust and
                                                                         Nations Master Investment Trust; ;
                                                                         Director, Nations Fund Portfolios,
                                                                         Inc. through August, 1999.


         Each Trustee is a board member of the Trust, Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Annuity Trust, Nations Master Investment Trust and Nations LifeGoal Funds, Inc., each a registered investment company that is part of the Nations Funds family. Richard H. Blank, Jr., Michael
W. Nolte, and James E. Banks. Jr. also are officers of Trust, Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Annuity Trust, Nations Master Investment Trust and Nations LifeGoal Funds, Inc.

         The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute. The Trust's Code of Ethics, among other things, prohibits each access person of the Trust from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by the Fund, or (ii) was being purchased or sold by the Fund. For purposes of the Code of Ethics, an access person means
(i) a trustee or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (I.E., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Code of Ethics generally requires that the Trust's access persons, other than its "disinterested" directors or trustees, submit reports to the Trust's designated compliance person regarding transactions involving securities which are eligible for purchase by the Fund.

NATIONS FUNDS RETIREMENT PLAN

         Under the terms of the Nations Funds Retirement Plan for Eligible Directors/Trustees (the "Retirement Plan"), each Director/Trustee may be entitled to certain benefits upon retirement from the Board of Directors/Trustees. Pursuant to the Retirement Plan, the normal retirement date is the date on which the eligible director/trustee has attained age 65 and has completed at least five years of continuous service with one or more of the open-end investment companies advised by the Adviser. If a director/trustee retires before reaching age 65, no benefits are payable. Each eligible director/trustee is entitled to receive an annual benefit from the Fund and the other funds in the Nations Funds family commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of the aggregate director's/trustee's fees payable by the Funds during the calendar year in which the director's/trustee's retirement occurs multiplied by the number of years of service (not in excess of ten years of service) completed with respect to the Fund. Such benefit is payable to each eligible director/trustee in quarterly installments for a period of no more than five years. If an eligible director/trustee's dies after attaining age 65, the director's/trustees surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the director/trustee if he had not died. The Retirement Plan is unfunded. The benefits owed to each director/trustee are unsecured and subject to the general creditors of the Fund.

NATIONS FUNDS DEFERRED COMPENSATION PLAN

         Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Directors/Trustees (the "Deferred Compensation Plan"), each director/trustee may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the director/trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring directors/trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of the funds in the Nations Funds family, including the Fund. Distributions from the deferring directors'/trustees deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's/trustees' retirement benefits commence under the Retirement Plan. The Board of Directors/Trustees, in its sole discretion, may accelerate or extend such payments after a director's/trustee's termination of service. If a deferring director/trustee dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the director's/trustee's death. If a deferring director/trustee dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the director/trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring directors/trustees have the status of unsecured creditors of the Fund from which they are deferring compensation.

         Trustee Compensation

         Board members of the Trust are compensated for their services to the Nations Funds family on a flat rate basis, and not on a per registered investment company or per fund basis. The Nations Funds family currently consists of the Trust, Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Annuity Trust, Nations LifeGoal Funds, Inc. and Nations Master Investment Trust.

         Under the structure, each Board member receives a base retainer fee in the amount of $65,000 per year, in addition to $5,000 for each in-person meeting attended; in addition to $1,000 for each telephonic meeting attended. Each Board member is compensated only for a maximum of six in-person meetings per calendar year. In addition, the Chairman of the Board, currently A. Max Walker, receives an additional fee of 20% of the base retainer fee; the Chairman of the Audit Committees receives an additional fee of 10% of the base retainer fee. The members of the Nominating Committees receive additional compensation at the rate of $1,000 per meeting attended.

SHAREHOLDER AND TRUSTEE LIABILITY

         The Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment, or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any Trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties as Trustee. The Declaration of Trust also provides that all persons having any claim against the Trustees shall look solely to the trust property for payment.

         With the exceptions stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee, and that the Trustees have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a Trustee.

                  INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
      TRANSFER AGENCY, OTHER SERVICE PROVIDERS, SHAREHOLDER SERVICING AND
                            DISTRIBUTION AGREEMENTS

INVESTMENT ADVISER AND SUB-ADVISERS

         Bank of America and its Investment Adviser and Sub-Adviser Affiliates

         BAAI is the investment adviser to the Fund. Marsico Capital is the investment sub-adviser to the Fund.

         BAAI also serves as the investment adviser to the funds of Nations Fund, Inc., Nations Fund Trust, Nations Reserves and the portfolios of Nations Annuity Trust, Nations LifeGoal Funds, Inc. and Nations Master Investment Trust, each a registered investment company that is part of the Nations Funds Family. In addition, BAAI serves as the investment advisor to Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Balanced Target Maturity Fund, Inc., each a closed-end diversified management investment company traded on the New York Stock Exchange.

         The principal offices of BAAI are located at One Bank of America Plaza, Charlotte, N.C. 28255.

         Since 1874, Bank of America and its predecessors have been managing money for foundations, universities, corporations, institutions and individuals. Today, Bank of America affiliates collectively manage in excess of $100 billion, including more than $70 billion in mutual fund assets. It is a company dedicated to a goal of providing responsible investment management and superior service. Bank of America is recognized for its sound investment approaches, which place it among the nation's foremost financial institutions. Bank of America and its affiliates organization makes available a wide range of financial services to its over 6 million customers through over 1700 banking and investment centers.

         Marsico Capital is located at 1200 17th Street, Suite 1300, Denver, CO 80202. Thomas F. Marsico is Chairman and Chief Executive Officer of Marsico Capital. Prior to forming Marsico Capital in September 1997, Mr. Marsico had 18 years of experience as a securities analyst/portfolio manager. Bank of America owns 50% of Marsico Capital.

          Investment Advisory and Sub-Advisory Agreements

         Pursuant to the terms of the Trust's Investment Advisory Agreement and Sub-Advisory Agreements (at times, the "Advisory Agreements") with BAAI and/or Marsico Capital and subject at all times to the control of the Board of Trustees and, in conformity with the stated policies of the Trust, Marsico Capital selects and manages the investments of the Fund. Marsico Capital also obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Fund.

         The Advisory Agreements each provide that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of an Adviser, respectively, or any of its respective officers, trustees, employees or agents, such Adviser shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services under thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Advisory Agreements became effective with respect to the Fund after approved by the Board of the Trust, and continues from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a) (i) the Trust's Board or (ii) the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trust's Board of Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose. The respective Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to the Fund at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or by BAAI on 60 days' written notice.

         The Fund, in any advertisement or sales literature, may advertise the names, experience and/or qualifications of the portfolio manager(s) of the Fund.

         The Adviser may waive a portion of its fees; however, any such waiver may be discontinued at any time. As discussed below," the Adviser will be required to reduce its fees charged to the Fund, in direct proportion to the fees payable by the Fund to an Adviser and the Administrator, if the expenses of the Fund exceed the applicable expense limitation of any state in which the Fund's shares are registered or qualified for sale.

         Because the Fund is a new series it has not yet paid any advisory or sub-advisory fees.

         CO-ADMINISTRATORS AND SUB-ADMINISTRATOR

         Stephens Inc. and BAAI (the "Co-Administrators") serve as co-administrators of the Trust pursuant to co-administration agreements ("Co-Administration Agreements"). Under the Co-Administration Agreements, the co-administrators receive, as compensation for their services rendered, co-administration fees, computed daily and paid monthly, at the annual rate of:
[0.XX%] of the average daily net assets of the Fund.

         Pursuant to the Co-Administration Agreement, Stephens has agreed to, among other things, (i) maintain office facilities for the Fund, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to the Trust's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinating the provision of services to the Trust by the Transfer Agent, Sub-Transfer Agent and the Custodian, and (vii) generally assist in all aspects of the Trust's operations. Stephens bears all expenses incurred in connection with the performance of its services.

         Also, pursuant to the Co-Administration Agreement, BAAI has agreed to, among other things, (i) provide accounting and bookkeeping services for the Fund, (ii) compute the Fund's net asset value and net income, (iii) accumulate information required for the Trust's reports to shareholders and the SEC, (iv) prepare and file the Trust's federal and state tax returns, (v) perform monthly compliance testing for the Trust, and (vi) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information. BAAI bears all expenses incurred in connection with the performance of its services.

         The Co-Administration Agreement may be terminated by a vote of a majority of the Trustees, by Stephens or by BAAI, respectively, on 60 days' written notice without penalty. The Co-Administration Agreements are not assignable without the written consent of the other party. Furthermore, the Co-Administration Agreements provide that Stephens and BAAI shall not be liable to the Fund or to its shareholders except in the case of Stephens's or BAAI's, willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         BNY serves as sub-administrator for the Fund pursuant to a sub-administration agreement. Pursuant to its terms, BNY assists Stephens and BAAI in supervising, coordinating and monitoring various aspects of the Fund's administrative operations. For providing such services, BNY is entitled to receive a monthly fee from Stephens and BAAI based on an annual rate of 0.01% of the Fund's average daily net assets.

DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS

         PRIMARY A SHARES

         The Trust has not adopted an shareholder servicing or distribution plan for the Primary A Shares.

         INVESTOR A SHARES

         The Trust has adopted a Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor A Shares. The Investor A Plan provides that the Fund may pay, up to 0.25% (on an annualized basis) of the average daily net asset value of the Fund: (i) the Distributor for reimbursements of distribution-related expenses actually incurred by the Distributor, including, but not limited to, expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Investor A Plan; or (ii) certain broker/dealers and other financial institutions ("Agents") who offer shares to their customers and who have entered into Shareholder Servicing Agreements, and Sales Support Agreements with respect to the Fund, for providing the services contemplated thereunder.

         The shareholder servicing activities for which compensation may be received under the Investor A Plan may include, among other things: (i) aggregating and processing purchase and redemption requests and transmitting promptly net purchase and redemption orders to the Distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments; (iv) providing information periodically to customers showing their positions in Shares; (v) arranging for bank wires; (vi) responding to customers' inquiries concerning their investment in Shares; (vii) providing subaccounting with respect to Shares beneficially owned by customers or the information to the Trust necessary for subaccounting;
(viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) general shareholder liaison services; and
(xi) providing such other similar services as the Trust may reasonably request to the extent such firms are permitted to do so under applicable statutes, rules or regulations.

         The Investor A Plan may be terminated at any time by a vote of a majority of the non-interested Trustees or with respect to a particular Fund, by vote of a majority of the outstanding securities of the Investor A Shares of the Fund.

         Because the Fund is a new series, it has not yet paid any fees pursuant to the Investor A Plan.

         INVESTOR B SHARES

         The Trust has adopted a Distribution Plan (the "Investor B Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Investor B Shares. The Trust also has adopted a Shareholder Servicing Plan (the "Investor B Servicing Plan") for the Fund's Investor B Shares.

         Under the Investor B Distribution Plan, the Trust may compensate or reimburse its Distributor for any activities or expenses primarily intended to result in the sale of Investor B Shares of the Fund. Payments by the Trust may not exceed, on an annual basis, 0.75% of the average daily net asset value of the Fund's Investor B Shares.

         The fees payable under the Investor B Distribution Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate or reimburse banks, broker/dealers or other financial institutions that have entered into Sales Support Agreements with the Distributor ("Selling Agents"), for sales support services provided, and related expenses incurred, by such Selling Agents. These services may include: preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively; commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor's or Selling Agents' unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and any other costs and expenses relating to distribution or sales support activities.

         Notwithstanding anything herein to the contrary, the Fund shall be obligated to make any payments under this Plan that exceed the maximum amounts payable under Rule 2830, of the National Association of Securities Dealers, Inc. Conduct Rules.

         Under the Investor B Servicing Plan, the Trust may execute agreements with broker/dealers, banks and other financial institutions that are dealers of record or holders of record or which have a servicing relationship ("Servicing Agents") with the beneficial owners of Investor B Shares of the Trust, pursuant to which, Servicing Agents shall provide shareholder support services to their clients who beneficially own Investor B Shares of the Fund in consideration of a fee, at an annual rate of up to 0.25% of the average daily net asset value of the Investor B Shares beneficially owned by or attributable to such clients. Affiliates of the Trust's distributor, administrator, co-administrator and adviser are eligible to become Servicing Agents and to receive fees under this Plan. The Investor B Servicing Plan further provides that all expenses incurred by the Fund in connection with the Agreements and the implementation of such Plan is be borne either by the holders of the Investor B Shares of the particular Fund involved. If more than one fund is involved and these expenses are not directly attributable to the Investor B Shares of a particular fund, then the expenses may be allocated between or among the Shares of the funds in a fair and equitable manner.

         The Investor B Servicing Plan may be terminated only by a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons," as defined in the Investment Company Act of 1940, of the Trust.

          INVESTOR C SHARES

         The Trust has adopted a Distribution Plan (the "Investor C Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Investor C Shares. The Trust also has adopted a Shareholder Servicing Plan (the "Investor C Servicing Plan") for each Fund's Investor C Shares.

         Under the Investor C Distribution Plan, the Trust may compensate or reimburse its Distributor for any activities or expenses primarily intended to result in the sale of Investor C Shares of the Fund. Payments by the Trust may not exceed, on an annual basis, 0.75% of the average daily net asset value of the Fund's Investor C Shares.

         The fees payable under the Investor C Distribution Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate or reimburse banks, broker/dealers or other financial institutions that have entered into Sales Support Agreements with the Distributor ("Selling Agents"), for sales support services provided, and related expenses incurred, by such Selling Agents. These services may include: preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively; commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor's or Selling Agents' unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and any other costs and expenses relating to distribution or sales support activities.

         Notwithstanding anything herein to the contrary, the Fund shall be obligated to make any payments under this Plan that exceed the maximum amounts payable under Rule 2830, of the National Association of Securities Dealers, Inc. Conduct Rules.

         Under the Investor C Servicing Plan, the Trust may execute agreements with broker/dealers, banks and other financial institutions that are dealers of record or holders of record or which have a servicing relationship ("Servicing Agents") with the beneficial owners of Investor C Shares of the Trust, pursuant to which, Servicing Agents shall provide shareholder support services to their clients who beneficially own Investor C Shares of the Fund in consideration of a fee, at an annual rate of up to 0.25% of the average daily net asset value of the Investor C Shares beneficially owned by or attributable to such clients. Affiliates of the Trust's distributor, administrator, co-administrator and adviser are eligible to become Servicing Agents and to receive fees under this Plan. The Investor C Servicing Plan further provides that all expenses incurred by the Fund in connection with the Agreements and the implementation of such Plan is be borne either by the holders of the Investor C Shares of the Fund involved. If more than one Fund is involved and these expenses are not directly attributable to the Investor C Shares of a particular Fund, then the expenses may be allocated between or among the Shares of the Fund in a fair and equitable manner.

         The Investor C Servicing Plan may be terminated only by a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons," as defined in the Investment Company Act of 1940, of the Trust.

         INFORMATION APPLICABLE TO INVESTOR A, INVESTOR B, INVESTOR C PLANS

         The Investor A Plan, the Investor B Plans and the Investor C Plans (each a "Plan" and collectively the "Plans") may only be used for the purposes specified above and as stated in each such Plan. Compensation payable to Selling Agents or Servicing Agents for shareholder support services under the Plans subject to, among other things, the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules, which govern receipt by NASD members of Plan fees from registered investment companies.

         Each Plan requires the officers of the Trust or the Distributor to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with its decisions with respect to the Plans.

         As required by Rule 12b-1 under the 1940 Act, the Investor A Plan, Investor B Distribution Plan and Investor C Distribution Plan were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of any Plan or in any agreements related to such Plan.

         In approving the Investor A Plan, Investor B Distribution Plan and Investor C Distribution Plan in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there was a reasonable likelihood that each such Plan will benefit the respective Investor A, Investor B or Investor C Shares and the holders of such shares. The Investor A Plan, Investor B Distribution Plan and Investor C Distribution Plan were approved by the initial shareholders of the Fund's Investor A, B and C Shares, respectively, on December 9, 1999.

         EXPENSES

         The Administrator furnishes, without additional cost to the Trust, the services of the Treasurer and Secretary of the Trust and such other personnel (other than the personnel of the Adviser) as are required for the proper conduct of the Trust's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust's shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Plans relating to the Investor A, Investor B or Investor C Shares of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

         The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Adviser, the Administrator and Co-Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with fund securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of trustees or trustee members of any advisory board or committee; all expenses incident to the payment of any dividend or distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust's shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and trustees) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust's operation unless otherwise explicitly assumed by the Adviser), the Administrator or Co-Administrator.

         Expenses of the Trust which are not directly attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund of the Trust based upon the relative net assets of each class or Fund. Expenses of the Trust which are not directly attributable to a specific class of shares but are directly attributable to a specific Fund are prorated among all the classes of shares of the Fund based upon the relative net assets of each such class of shares. Expenses of the Trust which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

         The Advisory Agreement, the Sub-Advisory Agreements, and the Administration Agreement require BAAI, Marsico Capital, and the Administrator to reduce their fees to the extent required to satisfy any expense limitations which may be imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are registered or qualified for sale, as such limitations may be raised or lowered from time to time, and the aggregate of all such investment advisory, sub-advisory, and administration fees shall be reduced by the amount of such excess. The amount of any such reduction to be borne by BAAI or the Administrator shall be deducted from the monthly investment advisory and administration fees otherwise payable to BAAI and the Administrator during such fiscal year. If required pursuant to such state securities regulations, BAAI and the Administrator will reimburse the Trust no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment advisory and administration fees in excess of such limitation).

         TRANSFER AGENTS AND CUSTODIANS

         PFPC, Inc. is located at One Exchange Place, 53 State Street, Boston, Massachusetts 02109, and acts as transfer agent for the Fund's Shares. Under the transfer agency agreements, the transfer agent maintains shareholder account records for the Trust, handles certain communications between shareholders and the Trust, and distributes dividends and distributions payable by the Trust to shareholders, and produces statements with respect to account activity for the Trust and its shareholders for these services. The transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Trust during the month and is reimbursed for out-of-pocket expenses.

         Bank of America serves as sub-transfer agent for the Fund's Primary A Shares.

         The Bank of New York ("BONY") 100 Church Street, New York, N.Y. 10286 serves as custodian for the Fund's assets. As custodian, BONY maintains the Fund's securities cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of the Fund for payments of dividends, distributions and redemptions, endorses and collects on behalf of the Fund all checks, and receives all dividends and other distributions made on securities owned by the Fund.

         The SEC has amended Rule 17f-5 under the 1940 Act to permit boards to delegate certain foreign custody matters to foreign custody managers and to modify the criteria applied in the selection process. Accordingly, BONY serves as Foreign Custody Manager, pursuant to a Foreign Custody Manager Agreement, under which the Board of Trustees retain the responsibility for selecting foreign compulsory depositories, although BONY agrees to make certain findings with respect to such depositories and to monitor such depositories.

DISTRIBUTOR

         Stephens Inc. (the "Distributor") serves as the principal underwriter and distributor of the shares of the Fund.

         Pursuant to a distribution agreement (the "Distribution Agreement"), the Distributor, as agent, sells shares of the Fund on a continuous basis and transmits purchase and redemption orders that its receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake such advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Fund, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a distribution plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

         The Distribution Agreement will continue year to year as long as such continuance is approved at least annually by (i) the Board of Trustees or a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund and (ii) a majority of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by a vote cast in person at a meeting called for such purpose. The Distribution Agreement is not assignable and is terminable with respect to the Fund, without penalty, on 60 days' notice by the Board of Directors/Trustees, the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, or by the Distributor.

INDEPENDENT ACCOUNTANTS AND REPORTS

         The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to shareholders of record.

         The annual financial statements will be audited by the Trust's independent accountant. The Board of Trustees has selected
PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, as the Trust's independent accountant to audit the Trust's books and review the Trust's tax returns for the Fund's fiscal year ended March 31, 2000.

         Because the Trust is a newly registered investment company, it has not yet issued any annual or semi-annual shareholder reports.

COUNSEL

         Morrison & Foerster LLP serves as legal counsel to the Trust. Their address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

                         FUND TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for decisions to buy and sell securities for the Fund, for the selection of broker/dealers, for the execution of the Fund's securities transactions, and for the allocation of brokerage fees in connection with such transactions. The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

         In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         In placing orders for portfolio securities of the Fund, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions and the reasonableness of the spread or commission, if any. In addition, the Adviser will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund, the Adviser or its other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Fund. Services furnished by such brokers may be used by the Adviser in providing investment advisory and investment management services for the Trust.

         Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees of the Trust. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed. Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

         In certain instances there may be securities which are suitable for more than one series as well as for one or more of the other clients of the Adviser. Investment decisions for each Fund and for the Adviser's other clients are made with the goal of achieving their respective investment objectives. It may happen that a particular security is bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. The Trust believes that over time their ability to participate in volume transactions will produce superior executions for the Fund.

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment.

         The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

         The Trust will not execute portfolio transactions through, or purchase or sell portfolio securities from or to the distributor, the Adviser, the administrator, the co-administrator or their affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law. In addition, the Trust will not give preference to correspondents of Bank of America or its affiliates, with respect to such transactions or securities. (However, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with Bank of America or its affiliates, and to take into account the sale of Fund shares if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.) In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the distributor, the Adviser, the administrator, or the co-administrator, or any of their affiliates, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies which have similar investment objectives but are not subject to such limitations.

         Certain affiliates of Bank of America Corporation and its subsidiary banks may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds that the Fund may purchase. Bank of America or certain of its affiliates may serve as trustee, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of municipal securities.

         Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The Fund may purchase securities from underwriting syndicates of which Bank of America or any of its affiliates is a member under certain conditions, in accordance with the provisions of a rule adopted under the 1940 Act and any restrictions imposed by the Board of Governors of the Federal Reserve System.

         Investment decisions for each Fund are made independently from those for the Trust's other investment portfolios, other investment companies, and accounts advised or managed by the Adviser. Such other investment portfolios, investment companies, and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Fund and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.

         Because the Trust is a new registered investment company, it has not yet paid any brokerage commissions.

SECTION 28(E) STANDARDS

         Under Section 28(e) of the Securities Exchange Act of 1934, the Adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), the Adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision making responsibilities." Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Broker/dealers utilized by the Adviser may furnish statistical, research and other information or services which are deemed by the Adviser to be beneficial to the Fund's investment programs. Research services received from brokers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Trust's Directors/Trustees with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

         The outside research assistance is useful to the Adviser since the brokers utilized by the Adviser as a group tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, this research provides the Adviser with a diverse perspective on financial markets. Research services which are provided to the Adviser by brokers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. The Adviser is of the opinion that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by brokers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Fund. Similarly, any research services received by the Adviser through the placement of fund transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Fund. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser's investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

         Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund.

                              DESCRIPTION OF SHARES

DESCRIPTION OF SHARES OF THE TRUST

         The Trust's Board of Trustees has authorized the issuance of the classes of shares of the Fund indicated above and may, in the future, authorize the creation of additional investment portfolios or classes of shares.

         The Board may classify or reclassify any unissued shares of the Trust into shares of any class, classes or Fund in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares and, pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any Fund or class. Any such classification or reclassification will comply with the provisions of the 1940 Act. Fractional shares shall have the same rights as full shares to the extent of their proportionate interest.

         All shares of the Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in the Fund's fundamental investment policy would be voted upon only by shareholders of the Fund involved. Shareholders are entitled to one votE for each full share held and fractional votes for fractional shares held.

         The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Board member, only to the extent required by the 1940 Act.

         Each share of the Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund, as are declared in the discretion of the Board members. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Board members in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

         Net investment income for the Fund for dividend purposes consists of
(i) interest accrued and original issue discount earned on the Fund's assets,
(ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Fund and the general expenses of the Trust prorated to the Fund on the basis of its relative net assets, plus dividend or distribution income on the Fund's assets.

         Prior to purchasing shares in the Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

         Shareholders receiving a distribution in the form of additional shares will be treated as receiving an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund uses the so-called "equalization accounting method" to allocate a portion of earnings and profits to redemption proceeds. This method permits a fund to achieve more balanced distributions for both continuing and departing shareholders. Continuing shareholders should realize tax savings or deferrals through this method, and departing shareholders will not have their tax obligations change. Although using this method will not affect the Fund's total returns, it may reduce the amount that otherwise would be distributable to continuing shareholders by reducing the effect of redemptions on dividend and distribution amounts.

NET ASSET VALUE DETERMINATION

         With respect to the Fund, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date.

         Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees of the Trust. Short-Term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value.

         Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Trustees.

         The Trust may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for Investor Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares as provided in the related prospectuses from time to time. The Trust also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of the Trust's responsibilities under the 1940 Act.

         Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Fund also may suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                     ADDITIONAL INFORMATION CONCERNING TAXES

         The following information supplements and should be read in conjunction with the prospectuses. The prospectuses of the Fund describe generally the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning Federal income taxes.

GENERAL

         The Trust intends to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for tax purposes and, thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Trust as a whole. In addition, net capital gain, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to shareholders.

         Qualification as a regulated investment company under the Code requires, among other things, that (a) each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

         Each Fund also must distribute or be deemed to distribute to its shareholders at least 90% of its net investment income which, for this purpose, includes net short-term capital gains and certain other items earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 the first taxable year. The Fund intends to pay out substantially all of its net investment income and net capital gain (if any) for each year.

EXCISE TAX

         A 4% nondeductible excise tax will be imposed on each Fund (other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gain by the end of each calendar year and, thus, expects not to be subject to the excise tax.

FOREIGN TAXES

         Income and dividends received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. An individual with $300 or less of creditable foreign taxes generally is exempt from foreign source income and certain other limitations imposed by the Code on claiming a credit for such taxes. The $300 amount is increased to $600 for joint filers.

CAPITAL GAIN DISTRIBUTIONS

         Distributions which are designated by the Fund as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such distributions equal or exceed the Fund's/Master Portfolio's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

DISPOSITION OF FUND SHARES

         A disposition of Fund shares pursuant to a redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

         If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         If a shareholder receives a capital gain distribution with respect to any Fund share and the Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where the Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

FEDERAL INCOME TAX RATES

         As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

CORPORATE SHAREHOLDERS

         Corporate shareholders of the Fund may be eligible for the dividends-received deduction on distributions attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by the Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

FOREIGN SHAREHOLDERS

         Under the Code, distributions of net investment income by the Fund to a nonresident alien individual, foreign trust (I.E., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate if applicable). Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of net long-term capital gains are generally not subject to tax withholding.

BACKUP WITHHOLDING

         The Trust may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust could subject the investor to penalties imposed by the IRS.

OTHER MATTERS

         Investors should be aware that the investments to be made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

         The foregoing discussion and the discussions in the prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to Federal, state, local or foreign taxes.

                      ADDITIONAL INFORMATION ON PERFORMANCE

         Yield information and other performance information for the Fund may be obtained by calling (800) 321-7854. From time to time, the yield and total return of the Fund's Shares may be quoted in advertisements, shareholder reports, and other communications to shareholders. Quotations of yield and total return reflect only the performance of a hypothetical investment in the Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         Standardized performance for the Fund, I.E., that required in both form and content by Form N-1A, is shown below and may be advertised by the Fund. The main purpose of standardized performance is to allow an investor to review the performance of the Fund's class of shares and compare such performance with that of investment alternatives, including other mutual funds.

         Non-standardized performance also may be advertised by the Fund. One purpose of providing non-standardized performance to an investor is to provide that investor with a different snapshot of the Fund's performance that may not be captured by standardized performance. The non-standardized performance of the Fund's class of shares, however, may not be directly comparable to the performance of investment alternatives because of differences in certain variables (such as the length of time over which performance is shown and the exclusion of certain charges or expenses) and methods used to value portfolio securities, compute expenses and calculate performance. Non-standardized performance may include, but is not limited to, performance for non-standardized periods, including year-to-date and other periods less than a year, performance not reflecting the deduction of certain charges, fees and/or expenses, and performance reflecting the deduction of applicable state or federal taxes. After-tax returns are generally calculated using the same methodology as that used in calculating total return, except that such after-tax returns reflect the deduction of taxes according to applicable federal income and capital gain tax rates attributable to dividends, distributions and an investor's redemptions. Of course, after-tax returns for individual investors will vary as the tax rates applicable to such investors vary. In addition, the Fund may also advertise their tax efficiency ratios and compare those ratios with other mutual funds. A tax efficiency ratio is intended to let an investor know how tax efficient a fund has been over a period of time, and is typically related to its portfolio turnover rate. That is, an investor could expect that the higher the Fund's portfolio turnover rate, the greater the percentage of its gains that would have been realized and consequently, the less tax efficient it was over a given period of time.

         In general, comparisons to other mutual funds or investment alternatives may be useful to investors who wish to compare past performance of the Fund or a class with that of competitors. Of course, past performance cannot be a guarantee of future results.

         Each Fund may quote information obtained from the Investment Company Institute, national financial publications, trade journals and other industry sources in its advertising and sales literature. In addition, the Fund also may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in the Fund may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, and THE NEW YORK TIMES, OR in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in the Fund. The "yield" and "effective yield" of each class of shares of a Money Market Fund may be compared to the respective averages compiled by DONOGHUE'S MONEY FUND REPORT, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by leading banks and thrift institutions in the top five metropolitan statistical areas.

         The Fund also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of the Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (E.G., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector. In addition, the performance of the Fund's class of shares may be compared to the Standard & Poor's 500 Stock Index, an unmanaged index of a group of common stocks, the Consumer Price Index, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange, the Europe, Far East and Australia Index, a recognized unmanaged index of international stocks, or any similar recognized index. The performance of the Fund's class of shares also may be compared to a composite index prepared by the Adviser, an affiliate of the Adviser, or an unaffiliated party to the Adviser.

         In addition, the Fund also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Bank of America, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Fund also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

         The Fund also may discuss in advertising and other types of literature that the Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Fund may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

         The Fund also may disclose in sales literature the distribution rate on the shares of the Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent NAV or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

         In addition, certain potential benefits of investing in world securities markets may be discussed in promotional materials. Such benefits include, but are not limited to: a) the expanded opportunities for investment in securities markets outside the U.S.; b) the growth of securities markets outside the U.S. vis-a-vis U.S. markets; c) the relative return associated with foreign securities markets vis-a-vis U.S. markets; and d) a reduced risk of portfolio volatility resulting from a diversified securities portfolio consisting of both U.S. and foreign securities.

         IBBOTSON DATA. Ibbotson Associates of Chicago, Illinois, ("Ibbotson") provides historical returns of the capital markets in the United States. The Fund may compare the performance of their share classes or series to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries.

         The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury Bills, and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the Exchange, plus stocks listed on the American Stock Exchange
(AMEX) and over-the-counter (OTC) with the same or less capitalization as the upperbound of the Exchange ninth docile. At year-end 199, the DFA Small Company Fund contained approximately 2,663 stocks, with a weighted average market capitalization of $16.7 million. The unweighted average market capitalization was $82.97 million, while the median was $6.0 million.

         Unlike an investment in a common stock mutual fund, an investment in bonds that are held to maturity provides a fixed and stated rate of return. Bonds have a senior priority in liquidation or bankruptcy to common stocks, and interest on bonds is generally paid from assets of the corporation before any distributions to common shareholders. Bonds rated in the two highest rating categories are considered high quality and to present minimal risks of default. See Schedule A for a more complete explanation of these ratings of corporate bonds. An advantage of investing in government bonds is that, in many cases, they are backed by the credit and taxing power of the United States government, and therefore, such securities may present little or no risk of default. Although government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of Treasury securities can be made with no transaction costs).

         Long-term corporate bond returns are based on the performance of the Salomon Brothers Long-Term-High-Grade Corporate Bond Index and include nearly all "Aaa-" and "Aa-" rated bonds. Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond which is the shortest noncallable bond available with a maturity not less than 5 years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury Bills are based on a one-bill portfolio constructed each month, containing the shortest-term bill having not less than one month to maturity. The total return on the bill is the month end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; the Wall Street Journal is the source thereafter. Inflation rates are based on the CPI. Ibbotson calculates total returns in the same method as the Fund.

YIELD CALCULATIONS

         Income calculated for the purposes of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         Yield is calculated separately for the Primary A, Investor A, Investor B and Investor C Shares of the Fund by dividing the net investment income per share for a particular class or series of shares (as described below) earned during a 30-day period by the maximum offering price per share on the last day of the period (for Primary A, maximum offering price per share is the same as the net asset value per share) and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. For a class or series of shares in the Fund, net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                           Yield = 2 [(a-b+ 1)6 - 1]
                                       ---
                                        cd

Where:                a =     dividends and interest earned during the period.

                      b =     expenses accrued for the period (net of
                              reimbursements).

                      c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                      d = maximum offering price per share on the last day of the period (again, for Primary A Shares, this is equivalent to net asset value per share).

         For the purpose of determining net investment income earned during the period (variable- "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. Each Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Expenses accrued for the period (variable "b" in the formula) include recurring fees charged by Nations Funds to shareholder accounts in proportion to the length of the base period. Undeclared earned income will be subtracted from the maximum offering price per share (which for Primary A Shares is net asset value per share) (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. The Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge, if any, imposed by the Fund, as reflected in the Fund's prospectus.

         The Fund may provide additional yield calculations in communications (other than advertisements) to the holders of Primary A, Investor A, Investor B or Investor C Shares. These may be calculated based on the Primary A, Investor A, Investor B or Investor C Shares' net asset values per share (rather than their maximum offering prices) on the last day of the period covered by the yield computations. That is, some communications provided to the holders of Primary A, Investor A, Investor B or Investor C Shares may also include additional yield calculations prepared for the holders of Primary A Shares. Such additional quotations, therefore, will not reflect the effect of the sales charges mentioned above.

         Because the Fund is a new series its does not yet have any historical yield performance.

TOTAL RETURN CALCULATIONS

         Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in the Fund. The Fund's average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

Where:        P =     a hypothetical initial payment of $1,000

              T =     average annual total return

              n =     number of years

              ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

         This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts. All performance calculations for the period ended March 31, 1999, reflect the deduction of sales charges, if any, that would have been deducted from a sale of shares.

         Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

         Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  CTR = (ERV-P) 100
                         -----
                    P


Where:        CTR =   Cumulative total return

              ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

              P =     initial payment of $1,000.

         This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

         Because the Fund is a new series it does not yet have any historical return performance.



                                  MISCELLANEOUS

CERTAIN RECORD HOLDERS

         The name, address and percentage of ownership of each person who is known by the Trust that will own of record or beneficially five percent or more of the Fund as of its commencement of operations is:


                                     Class; Amount
                                       of Shares
                                    Owned; Type of      Percentage        Percentage
         Name and Address              Ownership         of Class          of Fund
         ----------------              ---------         --------          -------
Stephens Inc.                        Primary A; 1;         100%              25%
111 Center Street                     Record and
Little Rock, AR  72201                Beneficial

Stephens Inc.                       Investor A; 1;         100%              25%
111 Center Street                     Record and
Little Rock, AR  72201                Beneficial

Stephens Inc.                       Investor B; 1;         100%              25%
111 Center Street                     Record and
Little Rock, AR  72201                Beneficial

Stephens Inc.                       Investor C; 1;         100%              25%
111 Center Street                     Record and
Little Rock, AR  72201                Beneficial

Stephens Inc.                        Primary A; 1;         100%              25%
111 Center Street                     Record and
Little Rock, AR  72201                Beneficial

Stephens Inc.                       Investor A; 1;         100%              25%
111 Center Street                     Record and
Little Rock, AR  72201                Beneficial

Stephens Inc.                       Investor B; 1;         100%              25%
111 Center Street                     Record and
Little Rock, AR  72201                Beneficial

Stephens Inc.                       Investor C; 1;         100%              25%
111 Center Street                     Record and
Little Rock, AR  72201                Beneficial

                                       54

                                     Class; Amount
                                       of Shares
                                    Owned; Type of      Percentage        Percentage
         Name and Address              Ownership         of Class          of Fund
         ----------------              ---------         --------          -------
Stephens Inc.                        Primary A; 1;         100%              50%
111 Center Street                     Record and
Little Rock, AR  72201                Beneficial

Stephens Inc.                       Investor A; 1;         100%              50%
111 Center Street                     Record and
Little Rock, AR  72201                Beneficial

                                   SCHEDULE A

                             DESCRIPTION OF RATINGS

         The following summarizes the highest six ratings used by Standard & Poor's Corporation ("S&P") for corporate and municipal bonds. The first four ratings denote investment-grade securities.

             AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

             AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

             A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

             BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

             BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal bonds. The first four denote investment grade securities.

             Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

             A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

             Baa - Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment grade.

             AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

             AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

             A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

             BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories.

         The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment grade:

             AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

             AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

             A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

             BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

         MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

         The following summarizes the two highest ratings used by S&P for short-term municipal notes:

         SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

         SP-2 - Indicates satisfactory capacity to pay principal and interest.

         The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2, and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1 indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

         F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         For commercial paper, D&P uses the short-term debt ratings described above.

         For commercial paper, Fitch uses the short-term debt ratings described above.

         Thomson BankWatch, Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

             AAA - The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

             AA - The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

             A - The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

             BBB - The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

             Long-term debt ratings may include a plus (+) or minus (-) sign to indicate where within a category the issue is placed.

         The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

             TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

             TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

             TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

             TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

         The following summarizes the four highest long-term debt ratings used by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA"):

             AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

             AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

             A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

             BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

         A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

      The following summarizes the two highest short-term debt ratings used by
IBCA:

             A1+ When issues possess a particularly strong credit feature, a rating of A1+ is assigned.

             A1 - Obligations supported by the highest capacity for timely repayment.

             A2 - Obligations supported by a good capacity for timely repayment.

                               NATIONS FUNDS TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33RD FLOOR
                               CHARLOTTE, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.          EXHIBITS

              All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

---------------------- -------------------------------------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- -------------------------------------------------------------------------------------
(a)                    ARTICLES OF INCORPORATION:

(a)(1)                 Certificate of Trust, dated October 22, 1999, filed herewith.

(a)(2)                 Declaration of Trust, dated February 7, 2000, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(b)                    BYLAWS:

                       Not Applicable.
---------------------- -------------------------------------------------------------------------------------
(c)                    INSTRUMENTS DEFINING RIGHTS OF SECURITIES HOLDERS:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(d)                    INVESTMENT ADVISORY CONTRACTS:

(d)(1)                 Investment Advisory Agreement between Nations Funds Trust ("Registrant") and Banc of America Advisors, Inc. ("BAAI"), to be filed by amendment.

(d)(2)                 Investment Sub-Advisory Agreement among Registrant, BAAI and Banc of America
                       Capital Management, Inc. ("BACAP"), to be filed by amendment.
---------------------- -------------------------------------------------------------------------------------

                                      C-1

---------------------- -------------------------------------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION

(e)                    UNDERWRITING CONTRACT:

                       Distribution Agreement between Registrant and Stephens Inc. ("Stephens"), dated
                       February 14, 2000, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(f)                    BONUS OR PROFIT SHARING CONTRACTS:
                       Nations Funds Trust Deferred Compensation Plan, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(g)                    CUSTODIAN AGREEMENT:
                       Custody Agreement between Registrant and The Bank of New
                       York ("BNY"), dated February 14, 2000, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(h)                    OTHER MATERIAL CONTRACTS:

(h)(1)                 Co-Administration Agreement among Registrant, Stephens and BAAI, dated February 14,
                       2000, filed herewith.

(h)(2)                 Sub-Administration Agreement among Registrant, BNY and BAAI, dated February 14,
                       2000, filed herewith.

(h)(3)                 Adoption Agreement and Amendment to Transfer Agency and Services Agreement among
                       PFPC Inc. (formerly First Data Investor Services Group, Inc.) ("PFPC"), the Nations
                       Funds family and Registrant, dated February 14, 2000, filed herewith.

(h)(4)                 Transfer Agency and Services Agreement among PFPC and the
                       Nations Funds family, dated June 1, 1995, Schedule G dated February 14, 2000, filed herewith.

(h)(5)                 Amendment to Transfer Agency and Services Agreement among
                       PFPC and the Nations Funds family, dated January 1, 1999, to be filed by amendment.

(h)(6)                 Sub-Transfer Agency Agreement among PFPC, Bank of
                       America, N.A. ("Bank of America") and the Nations Funds family, dated September 11, 1995, Schedule A dated
                       February 14, 2000, filed herewith.

(h)(7)                 Cross Indemnification Agreement among Nations Fund Trust, Nations Fund, Inc.,
                       Nations Reserves, Nations Master Investment Trust and Registrant, dated
                       February 14, 2000, filed herewith.

                                      C-2

---------------------- -------------------------------------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION

(h)(8)                 Shareholder Servicing Plan relating to Investor B Shares,
                       Exhibit I dated December 9, 1999, filed herewith.

(h)(9)                 Shareholder Servicing Plan relating to Investor C Shares,
                       Exhibit I dated December 9, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(i)                    LEGAL OPINION

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(j)                    OTHER OPINIONS

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(k)                    OMITTED FINANCIAL STATEMENTS

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
---------------------- -------------------------------------------------------------------------------------
(l)                    INITIAL CAPITAL AGREEMENTS:

                       Investment Letter, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(m)                    RULE 12B-1 PLANS:

(m)(1)                 Shareholder Servicing and Distribution Plan relating to
                       Investor A Shares, Exhibit A dated December 9, 1999, filed herewith.

(m)(2)                 Distribution Plan relating to Investor B Shares, Exhibit
                       A dated December 9, 1999, filed herewith.

(m)(3)                 Distribution Plan relating to Investor C Shares, Exhibit
                       A dated December 9, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(n)                    FINANCIAL DATA SCHEDULE:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(o)                    RULE 18F-3 PLAN:

                       Rule 18f-3 Multi-Class Plan, filed herewith.
---------------------- -------------------------------------------------------------------------------------

ITEM 24.          PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

No person is controlled by or under common control with the Registrant.

ITEM 25.          INDEMNIFICATION

         Article VII of the Declaration of Trust provides for the indemnification of Registrant's trustees, officers, employees and other agents, Indemnification of Registrant's administrators, principal underwriter, custodian, transfer agent and sub-transfer agent is provided for, respectively, in the:

         1.       Co-Administration Agreement with Stephens and BAAI;

         2.       Sub-Administration Agreement with BNY;

         3.       Distribution Agreement with Stephens;

         4.       Custody Agreement with BNY;

         5.       Transfer Agency and Services Agreement with PFPC; and

         6.       Sub-Transfer Agency Agreement with PFPC and Bank of America.

         The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves") and Nations Master Investment Trust ("Master Trust"), dated February 14, 2000. The Trust, the Company, Reserves and/or the Master Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933 (the "Act") and the 1940 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, the Company, Reserves and/or the Master Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Trust, the Company, Reserves and/or the Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, the Company, Reserves and/or the Master Trust by the Registrant expressly for use in the Offering Documents.

         Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

         Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with Registrant. Registrant will comply with Rule 484 under the Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         To the knowledge of the Registrant, none of the directors or officers of BAAI, the adviser to the Registrant's portfolios, or the investment sub-advisers, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BAAI or BACAP, respectively, or other subsidiaries of Bank of America Corporation.

         (a) BAAI performs investment advisory services for the Registrant and certain other customers. BAAI is a wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by BAAI (formerly NationsBanc Advisors, Inc.) with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (file no. 801-49874).

         (b) BACAP performs investment sub-advisory services for the Registrant (and certain other customers). BACAP is a wholly owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

ITEM 27.          PRINCIPAL UNDERWRITERS

         (a) Stephens, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations LifeGoal Funds, Inc., Nations Annuity Trust, Wells Fargo Funds Trust, Wells Fargo Variable Trust, and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Wells Fargo Core Trust, Nations Master Investment and Trust Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

         (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the SEC pursuant to the Investment Company Act of 1940, as amended (the "1940 Act") (file No. 501-15510).

         (c)      Not applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

         (1) BAAI, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment adviser and co-administrator).

         (2) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-advisor).

         (3) Stephens, 111 Center Street, Little Rock, AR 72201 (records relating to its function as distributor and co-administrator).

         (4) PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

         (5) BNY, 90 Washington Street, New York, NY 10286 (records relating to its function as custodian and sub-administrator)

         (6) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent)


ITEM 29.          MANAGEMENT SERVICES

Not Applicable

ITEM 30.          UNDERTAKINGS

Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 10th day of February, 2000.

                                     NATIONS FUNDS TRUST


                                     By:                  *
                                     ------------------------------------
                                                A. Max Walker
                                                President and Chairman
                                                of the Board of Trustees

                                     By:        /s/ Richard H. Blank, Jr.
                                        ---------------------------------
                                                Richard H. Blank, Jr.
                                                *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                                    TITLE                                 DATE
          ----------                                    -----                                 ----

                *                              President and Chairman                  February 10, 2000
----------------------------------            of the Board of Trustees
(A. Max Walker)                            (Principal Executive Officer)

 /s/ Richard H. Blank, Jr.                            Treasurer                        February 10, 2000
----------------------------------                    Secretary
(Richard H. Blank, Jr.)                       (Principal Financial and
                                                 Accounting Officer)

                *                                      Trustee                         February 10, 2000
----------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                         February 10, 2000
-----------------------------------
(James Ermer)

                *                                      Trustee                         February 10, 2000
----------------------------------
(William H. Grigg)

                *                                      Trustee                         February 10, 2000
----------------------------------
(Thomas F. Keller)

                *                                      Trustee                         February 10, 2000
----------------------------------
(Carl E. Mundy, Jr.)

                *                                      Trustee                         February 10, 2000
----------------------------------
(Cornelius J. Pings)

                *                                      Trustee                         February 10, 2000
----------------------------------
(Charles B. Walker)

                *                                      Trustee                         February 10, 2000
----------------------------------
(Thomas S. Word)

                *                                      Trustee                         February 10, 2000
----------------------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
----------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                               NATIONS FUNDS TRUST
                                  EXHIBIT INDEX

Exhibit No.   Description

EX-99.23a1    Certificate of Trust
EX-99.23a2    Declaration of Trust
EX-99.23e     Distribution Agreement
EX-99.23f     Form of Deferred Compensation Plan
EX-99.23g     Custody Agreement
EX-99.23h1    Co-Administration Agreement
EX-99.23h2    Sub-Administration Agreement
EX-99.23h3    Adoption Agreement and Amendment to Transfer Agency Agreement
EX-99.23h4    Transfer Agency and Services Agreement
EX-99.23h6    Sub-Transfer Agency and Services Agreement
EX-99.23h7    Cross Indemnification Agreement
EX-99.23h8    Shareholder Servicing Plan--Investor B Shares
EX-99.23h9    Shareholder Servicing Plan--Investor C Shares
EX-99.23l     Investor Letter
EX-99.23m1    Shareholder Servicing and Distribution Plan--Investor A Shares
EX-99.23m2    Distribution Plan--Investor B Shares
EX-99.23m3    Distribution Plan--Investor C Shares
EX-99.23o     Rule 18f-3 Multi-Class Plan